Dreyfus

Small Cap

Stock Index Fund

SEMIANNUAL REPORT April 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            23   Statement of Assets and Liabilities

                            24   Statement of Operations

                            25   Statement of Changes in Net Assets

                            26   Financial Highlights

                            27   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus

                                                     Small Cap Stock Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We  are  pleased  to  present this semiannual report for Dreyfus Small Cap Stock
Index  Fund,  covering  the six-month period from November 1, 1999 through April
30, 2000. Inside you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Mark Sikorski.

The past six months have been favorable for small-cap stocks, which, as measured by the Russell 2000 Index, outpaced the performance of large-cap stocks, as measured by the Standard & Poor's 500 Composite Stock Price Index. However, a closer look reveals that small-cap stocks experienced heightened volatility during the reporting period, rising and falling sharply in response to shifting investor preferences.

For example, during the last two months of 1999, small-cap stocks were generally outpaced  by  large-cap  growth stocks -- particularly technology stocks -- in a
fast-growing   economy.   Then,  during  the  first  two  months  of  2000,  the
large-capitalization   sector  of  the  stock  market  corrected  sharply  while
small-cap  stocks generally rose. In March and April, investor sentiment shifted once  more,  and  large-cap  companies  generally  provided  higher returns than small-cap  companies.  In fact, small-cap stocks had their best performance ever in February followed, in March, by their worst performance relative to large-cap stocks since the small-cap market's benchmark was created in January 1979.

We appreciate your confidence over the past six months and we look forward to your continued participation in Dreyfus Small Cap Stock Index Fund.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

May 15, 2000




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Mark Sikorski, Portfolio Managers

How did Dreyfus Small Cap Stock Index Fund perform relative to its benchmark?

For  the  six-month  period  ended April 30, 2000, Dreyfus Small Cap Stock Index
Fund  produced  a total return of 16.92%.(1) The Standard & Poor's Small Cap 600
Index  ("S&P 600 Index"), the fund's benchmark, produced a 17.25% return for the same period.(2) The difference in returns was primarily due to transaction costs
and    other    fund    operating    expenses.

What is the fund's investment approach?

The  fund  seeks  to  match the total return of the S&P 600 Index. To reach that goal,  the  fund generally invests in about 575-590 stocks in the S&P 600 Index, in  proportion  to  their  weighting  in the index. While the portfolio managers strive  to  own  the  vast majority of the stocks in the S&P 600 Index, they may avoid  some  very  small,  illiquid  names. Often considered a barometer for the small-cap stock market in general, the S&P 600 Index is composed of 600 domestic stocks with market capitalizations ranging between $38 million and $2.7 billion;
the index contains approximately 500 industrial, 55 financial, 25 utility and 20 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the index than smaller ones.
The  fund  may  also  use  stock  index  futures as a substitute for the sale or
purchase    of    stocks.

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 600 Index. The fund does not attempt to manage market volatility.

Small-cap  stocks are often those of new and entrepreneurial companies, and tend to grow faster than large-cap companies. They also typically use any profits for
expansion    rather    than    for   paying   dividends.   Because    The   Fun


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

they carry additional risks, their earnings also tend to be less predictable. As
a   result,   their   stocks   may   be   less   liquid   and   more  volatile.

What other factors influenced the fund's performance?

The  six-month  reporting  period  was  marked  by  high  levels of stock market volatility  and  changing investor preferences in three areas: technology versus non-technology  sectors;  small-cap versus mid- and large-cap stocks; and growth
versus    value    investment    styles.

From November 1, 1999, through mid-March, 2000, the U.S. stock market advanced sharply, driven primarily by strong gains within the volatile technology sector.
During this period, the prices of many high-flying tech stocks continued to climb, especially those stocks that were related to the "new economy" of Internet-related products and services. In this environment, small- and mid-cap stocks outpaced their large-cap counterparts.

By mid-March, however, those trends had reversed themselves when many technology stocks quickly fell out of favor. Even during this downturn in the technology sector as a whole, there were days when tech stocks bounced back to report strong gains, which only increased the stock market's volatility levels. In this environment, small-cap stocks generally underperformed large-cap stocks, and the value style of investing provided better returns than the growth style.

During  the  six-month  period,  the largest gains within the S&P 600 Index, and therefore  the  fund,  came  from the technology area, which includes electronic
instruments,   semiconductor   equipment   companies,  electronic  semiconductor
companies,  electrical  equipment  companies  and  computer  hardware  firms. In addition,  the  S& P  600  Index' s  holdings within the personal care products, biotechnology  and  waste  management  areas provided strong returns, as did its
hospital    and    engineering    and    construction    stocks.

On the other hand, the poorest performing returns of the S&P 600 Index, and therefore of the fund as well, were generated from its hold ings in diversified healthcare companies, retail department stores, long-distance telecommunications companies, agricultural products, iron and steel and aluminum companies. In addition, the stocks of publishing companies, retail building supplies, computer services and alcoholic beverage companies provided disappointing returns.

What is the fund's current strategy?

The  fund  is an index fund. Our goal is to replicate the returns of the S&P 600
Index. We plan to maintain our strategy of investing in the majority of the stocks that comprise the S&P 600 Index, in proportion to their weighting in the index.

Accordingly, as of the end of the reporting period, the largest sector weightings of the S&P 600 Index, and for the fund as well, were approximately as follows: technology - 28% ; producer goods - 16%; consumer cyclicals - 13%;
healthcare - 12%; services - 11%; interest sensitive - 11%; and energy - 6%.

May 15, 2000

(1)  TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT
RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST.

(2)  SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- REFLECTS THE REINVESTMENT OF
DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD &
POOR'S SMALL CAP 600 INDEX IS A BROAD-BASED INDEX AND A WIDELY ACCEPTED,
UNMANAGED INDEX OF OVERALL SMALL-CAP STOCK MARKET PERFORMANCE.

                                                             The Fund
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STATEMENT OF INVESTMENTS

April 30, 2000 (Unaudited)

STATEMENT OF INVESTMENTS

COMMON STOCKS--101.0%                                                                            Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO--.5%

Beringer Wine Estates Holdings, Cl. B                                                             2,600  (a)              93,925

Canandaigua Brands, Cl. A                                                                         2,400  (a)             120,900

DIMON                                                                                             4,100                    9,738

                                                                                                                         224,563

CONSUMER CYCLICAL--12.9%

Action Performance Cos.                                                                           2,200  (a)              20,350

Ames Department Stores                                                                            3,900  (a)              69,956

Anchor Gaming                                                                                     1,600  (a)              64,400

Angelica                                                                                          1,100                    7,287

Ann Taylor Stores                                                                                 4,200  (a)              86,887

Apogee Enterprises                                                                                4,000                   14,250

Applebee's International                                                                          3,600                  131,175

Applied Power, Cl. A                                                                              5,165                  147,848

Arctic Cat                                                                                        3,400                   34,213

Ashworth                                                                                          1,400  (a)               6,825

Atlantic Coast Airlines Holdings                                                                  2,500  (a)              74,687

Aztar                                                                                             6,000  (a)              71,625

Baker (J.)                                                                                        1,800                   11,700

Bassett Furniture                                                                                 1,700                   22,631

Brown Shoe                                                                                        2,400                   24,600

CEC Entertainment                                                                                 3,650  (a)             109,500

CKE Restaurants                                                                                   6,490                   23,932

CPI                                                                                               1,200                   28,650

Casey's General Stores                                                                            7,000                   81,813

Cato                                                                                              3,600                   38,025

Cheesecake Factory                                                                                2,650  (a)             108,484

Coachmen Industries                                                                               2,200                   33,963

Cone Mills                                                                                        3,300  (a)              17,944

Consolidated Products                                                                             3,778  (a)              34,474

Copart                                                                                            7,200  (a)             124,200

Cost Plus                                                                                         2,700  (a)              82,519

Cross (A.T.), Cl. A                                                                               2,300  (a)              12,363

Damark International, Cl. A                                                                         700  (a)              18,200

Department 56                                                                                     2,300  (a)              20,987

Discount Auto Parts                                                                               2,300  (a)              24,581

Dixie Group                                                                                       1,500                    6,187

Dress Barn                                                                                        2,600  (a)              51,025


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Enesco Group                                                                                      1,800                    8,100

Ethan Allen Interiors                                                                             5,400                  144,113

Fedders                                                                                           4,700                   27,613

Footstar                                                                                          2,800  (a)             104,125

Fossil                                                                                            4,300  (a)              89,225

Goody's Family Clothing                                                                           4,600  (a)              29,900

Gottschalks                                                                                       1,400  (a)               8,313

Group 1 Automotive                                                                                2,800  (a)              33,250

Guilford Mills                                                                                    2,800                   23,100

Gymboree                                                                                          3,100  (a)              11,237

Haggar                                                                                            1,100                   14,369

Hancock Fabrics                                                                                   1,900                    7,481

Harman International                                                                              2,300                  150,363

Hartmarx                                                                                          3,200  (a)               8,000

Huffy                                                                                             1,100                    4,675

IHOP                                                                                              2,700  (a)              43,875

Insight Enterprises                                                                               3,500  (a)             146,344

Interface, Cl. A                                                                                  7,000                   25,375

JAKKS Pacific                                                                                     2,600  (a)              47,775

Jack In the Box                                                                                   5,100  (a)             124,950

Jo-Ann Stores, Cl. A                                                                              2,400  (a)              22,350

Justin Industries                                                                                 3,400                   62,050

K2                                                                                                2,500  (a)              17,813

K-Swiss                                                                                           1,400                   20,737

Kellwood                                                                                          3,700                   63,363

La-Z Boy                                                                                          8,200                  128,637

Landry's Seafood Restaurants                                                                      3,100  (a)              26,737

Lillian Vernon                                                                                    1,300                   12,350

Linens'n Things                                                                                   5,300  (a)             163,637

Luby's                                                                                            2,900                   26,100

Marcus                                                                                            3,900                   41,681

Masco Tech                                                                                        5,900                   68,219

Men's Wearhouse                                                                                   5,600  (a)             120,050

Michaels Stores                                                                                   4,100  (a)             161,694

Midwest Express Holdings                                                                          1,900  (a)              48,094

Monaco Coach                                                                                      2,500  (a)              40,938

99(Cents) Only Stores                                                                             4,500  (a)             169,313

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

National Presto Industries                                                                        1,000                   34,500

Nautica Enterprises                                                                               4,700  (a)              52,875

Oxford Industries                                                                                 1,000                   17,000

O'Reilly Automotive                                                                               6,700  (a)              90,450

OshKosh B'Gosh                                                                                    1,700                   27,413

Oshkosh Truck                                                                                     2,200                   69,300

Pacific Sunwear of California                                                                     4,150  (a)             141,359

Pep Boys-Manny, Moe & Jack                                                                        7,000                   44,187

Phillips-Van Heusen                                                                               3,500                   29,531

Pier 1 Imports                                                                                   13,225                  150,434

Pillowtex                                                                                         1,415                    7,429

Pinnacle Entertainment                                                                            3,600  (a)              72,225

Polaris Industries                                                                                3,300                  101,063

Prime Hospitality                                                                                 6,500  (a)              60,125

Quicksilver                                                                                       3,000  (a)              56,625

Royal Appliance Manufacturing                                                                     2,400  (a)              12,300

Ruby Tuesday                                                                                      4,100                   85,844

Russ Berrie & Co.                                                                                 2,700                   50,287

Ryan's Family Steak House                                                                         4,700  (a)              45,972

SCP Pool                                                                                          1,500  (a)              55,219

Salton                                                                                            1,500  (a)              64,406

ShopKo Stores                                                                                     4,100  (a)              73,287

Simpson Industries                                                                                2,400  (a)              24,750

SkyWest                                                                                           3,300                   139,013

Sonic                                                                                             2,450  (a)              68,141

Spartan Motors                                                                                    1,900  (a)               8,075

Sports Authority                                                                                  3,300  (a)               9,281

Stein Mart                                                                                        5,900  (a)              53,007

Stride Rite                                                                                       5,900                   49,781

Sturm Ruger                                                                                       3,500                   35,000

Swiss Army Brands                                                                                   900  (a)               5,006

TBC                                                                                               2,900  (a)              15,950

TCBY Enterprises                                                                                  3,000                   17,813

Taco Cabana                                                                                       2,000  (a)              12,125

Thor Industries                                                                                   1,600                   43,100

Timberland, Cl. A                                                                                 2,800  (a)             194,250

Tower Automotive                                                                                  6,300  (a)              98,438


COMMON STOCKS (CONTINUED)                                                                             Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Wabash National                                                                                   3,000                   43,687

Whole Foods Market                                                                                3,500  (a)             148,969

Windmere                                                                                          3,000  (a)              48,187

Winnebago Industries                                                                              2,900                   49,300

Wolverine World Wide                                                                              5,500                   66,000

Zale                                                                                              4,700  (a)             193,875

                                                                                                                       6,516,806

CONSUMER STAPLES--2.5%

Agribrands International                                                                          1,400  (a)              52,413

American Italian Pasta, Cl. A                                                                     2,400  (a)              59,400

Chiquita Brands International                                                                     8,800                   34,100

Coca-Cola Bottling Consolidated                                                                   1,200                   61,200

Corn Products International                                                                       5,000                  120,000

Delta and Pine Land                                                                               5,233                  109,893

Earthgrains                                                                                       5,600                   78,750

Fleming Cos.                                                                                      5,100                   83,831

Hain Food Group                                                                                   2,400  (a)              64,350

J & J Snack Foods                                                                                 1,300  (a)              20,719

Libbey                                                                                            2,300                   70,150

Michael Foods                                                                                     2,800                   60,025

Nash Finch                                                                                        1,500                   11,063

Nature's Sunshine Products                                                                        2,200                   18,700

Performance Food Group                                                                            1,900  (a)              50,113

Ralcorp Holdings                                                                                  4,000  (a)              55,250

Smithfield Foods                                                                                  7,500  (a)             159,844

Triarc Cos., Cl. A                                                                                3,100  (a)              63,937

United Natural Foods                                                                              2,500  (a)              37,813

W D-40                                                                                            2,100                   41,869

                                                                                                                       1,253,420

ENERGY--6.0%

American States Water                                                                             1,200                   36,150

Atmos Energy                                                                                      4,200                   66,675

Atwood Oceanics                                                                                   1,800  (a)             109,125

Barrett Resources                                                                                 4,300  (a)             136,525

Cabot Oil & Gas, Cl. A                                                                            3,300                   61,256

Cal Dive International                                                                            2,100  (a)             104,475

Cascade Natural Gas                                                                               1,400                   22,575

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                             Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Cross Timbers Oil                                                                                 6,500                   93,844

Energen                                                                                           4,000                   73,250

Friede Goldman International                                                                      5,310  (a)              32,856

HS Resources                                                                                      2,500  (a)              60,469

Laclede Gas                                                                                       2,500                   49,063

Louis Dreyfus Natural Gas                                                                         5,400  (a)             151,200

New Jersey Resources                                                                              2,400                   96,600

Newfield Exploration                                                                              5,600  (a)             227,500

Northwest Natural Gas                                                                             3,300                   72,600

NorthWestern                                                                                      3,100                   71,300

Oceaneering International                                                                         3,100  (a)              53,475

Offshore Logistics                                                                                2,800  (a)              33,950

Philadelphia Suburban                                                                             5,445                  130,680

Piedmont Natural Gas                                                                              4,200                  118,650

Plains Resources                                                                                  2,500  (a)              35,469

Pogo Producing                                                                                    5,400                  138,375

Pride International                                                                               8,000  (a)             181,000

Remington Oil & Gas                                                                               3,000  (a)              13,125

Seitel                                                                                            3,300  (a)              20,625

Southern Union                                                                                    6,308  (a)             108,419

Southwest Gas                                                                                     4,100                   78,156

Southwestern Energy                                                                               3,200                   27,200

St. Mary Land Exploration                                                                         1,500                   50,625

Stone Energy                                                                                      2,500  (a)             118,125

Tuboscope International                                                                           6,000  (a)             104,250

United Water Resources                                                                            5,200                  180,700

Vintage Petroleum                                                                                 8,400                  166,950

                                                                                                                       3,025,237

HEALTH CARE--12.0%

ADAC Laboratories                                                                                 2,700  (a)              40,500

ALPHARMA, Cl. A                                                                                   3,950                  152,569

Advanced Tissue Sciences                                                                          7,500  (a)              43,125

Alliance Pharmaceutical                                                                           6,100  (a)              48,419

Analogic                                                                                          1,700                   69,169

Barr Laboratories                                                                                 3,100  (a)             133,881

Bindley Western Industries                                                                        4,500                   78,469

Bio-Technology General                                                                            7,200  (a)             101,250


COMMON STOCKS (CONTINUED)                                                                             Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Biomatrix                                                                                         3,100  (a)              59,094

CONMED                                                                                            2,100  (a)              54,863

COR Therapeutics                                                                                  3,400  (a)             259,037

Cambrex                                                                                           3,300                  135,300

Cephalon                                                                                          4,300  (a)             241,875

Cooper Cos.                                                                                       1,900                   63,887

Coventry Health Care                                                                              8,000  (a)              85,000

Curative Health Services                                                                          1,200  (a)               7,163

Cygnus                                                                                            3,300  (a)              41,250

Datascope                                                                                         2,000                   66,250

Diagnostic Products                                                                               1,900                   58,306

Dura Pharmaceuticals                                                                              5,800  (a)              75,400

Enzo Biochem                                                                                      3,355  (a)             135,877

Hanger Orthopedic Group                                                                           2,300  (a)              11,500

Hologic                                                                                           2,100  (a)              16,406

Hooper Holmes                                                                                     8,600                   149,425

IDEC Pharmaceuticals                                                                              5,600  (a)             358,400

IDEXX Laboratories                                                                                5,000  (a)             131,250

Immune Response                                                                                   3,500  (a)              29,313

Invacare                                                                                          4,000                   107,000

JONES PHARMA                                                                                      8,675                   249,947

Laser Vision Centers                                                                              3,400  (a)              13,813

Liposome                                                                                          5,200  (a)              91,000

Medicis Pharmaceutical, Cl. A                                                                     3,900  (a)             170,625

Mentor                                                                                            3,200                   56,600

NBTY                                                                                              8,900  (a)             157,975

North American Vaccine                                                                            4,000  (a)              15,000

Noven Pharmaceuticals                                                                             3,000                   35,250

Organogenesis                                                                                     4,000  (a)              45,750

Orthodontic Centers of America                                                                    6,400  (a)             135,600

Osteotech                                                                                         1,900  (a)              13,538

Owens & Minor                                                                                     4,400                   52,800

Patterson Dental                                                                                  4,500  (a)             216,563

Pediatrix Medical Group                                                                           2,200  (a)              18,150

Priority Healthcare, Cl. B                                                                        2,909  (a)             161,086

Protein Design Labs                                                                               2,500  (a)             253,750

Regeneron Pharmaceuticals                                                                         4,500  (a)             128,531

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Renal Care Group                                                                                  5,900  (a)             131,644

ResMed                                                                                            4,000  (a)             136,000

Respironics                                                                                       4,000  (a)              65,000

Scott Technologies                                                                                2,400  (a)              46,800

Sierra Health Services                                                                            3,500  (a)              12,469

Sola International                                                                                3,500  (a)              15,750

Spacelabs Medical                                                                                 1,300  (a)              15,437

Summit Technology                                                                                 6,300  (a)              55,913

Sunrise Medical                                                                                   2,900  (a)              15,225

Syncor International                                                                              1,600  (a)              66,000

Techne                                                                                            2,700  (a)             192,038

Theragenics                                                                                       4,100  (a)              40,744

Universal Health Services, Cl. B                                                                  4,100  (a)             224,475

Varian Medical Systems                                                                            4,100  (a)             164,000

Vertex Pharmaceuticals                                                                            3,400  (a)             177,650

Vital Signs                                                                                       1,600                   32,000

Wesley Jessen Visioncare                                                                          2,300  (a)              90,563

                                                                                                                       6,051,664

INTEREST SENSITIVE--10.7%

Advance Paradigm                                                                                  2,900  (a)              36,250

AmeriCredit                                                                                       9,900  (a)             185,006

Anchor Bancorp Wisconsin                                                                          3,300                   51,975

Banknorth Group                                                                                   3,100                   74,013

Cash America International                                                                        3,500                   31,500

Centura Banks                                                                                     5,250                  216,891

Chittenden                                                                                        3,800                  100,937

ChoicePoint                                                                                       3,900  (a)             148,200

Commerce Bancorp                                                                                  3,914                  155,337

Commercial Federal                                                                                7,800                  121,387

Community First Bankshares                                                                        6,600                  111,375

Cullen/Frost Bankers                                                                              7,100                  175,281

Dain Rauscher                                                                                     1,700                  105,294

Delphi Financial Group, Cl. A                                                                     2,753  (a)              79,321

Downey Financial                                                                                  3,780                  112,927

E.W. Blanch Holdings                                                                              1,800                   40,050

Eaton Vance                                                                                       4,700                  198,869

Enhance Financial Services Group                                                                  5,100                   51,637

Fidelity National Financial                                                                       8,909                  131,407


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

First American Financial                                                                          8,700                  134,306

First Bancorp                                                                                     3,800                   67,213

First Midwest Bancorp                                                                             5,500                  136,813

Fremont General                                                                                   9,300                   54,056

Gallagher (Arthur J.)                                                                             4,900                  182,525

Hilb, Rogal & Hamilton                                                                            1,800                   50,963

Hudson United Bancorp                                                                             6,693                  151,011

Investors Financial Services                                                                      2,000                  163,250

Jefferies Group                                                                                   3,200                   70,600

MAF Bancorp                                                                                       3,200                   60,000

Morgan Keegan                                                                                     4,000                   63,750

Mutual Risk Management                                                                            5,900                   92,556

National Discount Brokers Group                                                                   2,300  (a)              67,131

Pioneer Group                                                                                     3,500  (a)              98,000

Provident Bankshares                                                                              3,581                   53,484

Queens County Bancorp                                                                             2,850                   57,891

RLI                                                                                               1,300                   41,763

Radian Group                                                                                      5,000                  254,687

Ramond James Financial                                                                            6,200                  124,775

Riggs National                                                                                    3,900                   52,894

SCPIE Holdings                                                                                    1,600                   47,300

Selective Insurance Group                                                                         3,700                   70,069

Silicon Valley Bancshares                                                                         3,000  (a)             185,250

South Financial Group                                                                             3,400                   47,175

Staten Island Bancorp                                                                             5,300                   91,094

Susquehanna Bancshares                                                                            5,000                   69,063

Trenwick Group                                                                                    2,500                   35,313

Trustco Bank                                                                                      7,240                   86,427

U.S. Trust                                                                                        2,450                  376,994

United Bankshares                                                                                 5,800                  126,513

Whitney Holding                                                                                   3,000                  104,625

Zenith National Insurance                                                                         2,300                   56,350

                                                                                                                       5,401,498

INTERNET--.2%

Books-A-Million                                                                                   2,300  (a)               9,344

Harbinger                                                                                         5,100  (a)              96,263

                                                                                                                         105,607

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                             Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS--15.9%

AAR                                                                                               3,750                   56,484

AMCOL International                                                                               3,550                   58,131

Alliant Techsystems                                                                               1,300  (a)              90,513

Amcast Industrial                                                                                 1,000                    8,687

American Freightways                                                                              4,300  (a)              80,087

Anixter International                                                                             4,800  (a)             161,700

Applied Industrial Technology                                                                     2,900                   50,387

AptarGroup                                                                                        4,900                  139,650

Arch Chemicals                                                                                    3,100                   61,225

Arkansas Best                                                                                     2,600  (a)              33,637

Astec Industries                                                                                  2,600  (a)              65,325

BE Aerospace                                                                                      3,300  (a)              24,337

Baldor Electric                                                                                   4,733                   87,856

Barnes Group                                                                                      2,600                   44,037

Belden                                                                                            3,200                   95,000

Birmingham Steel                                                                                  4,000                   17,000

Brady, Cl. A                                                                                      3,000                   88,125

Buckeye Technologies                                                                              4,700  (a)              89,887

Building Materials Holding                                                                        1,900  (a)              19,000

Butler Manufacturing                                                                                900                   21,206

C&D Technologies                                                                                  1,750                  112,766

CLARCOR                                                                                           3,250                   58,500

CUNO                                                                                              2,200  (a)              59,675

Cable Design Technologies                                                                         3,750  (a)             128,437

Caraustar Industries                                                                              3,400                   51,637

Castle (A.M.)                                                                                     1,900                   23,275

Champion Enterprises                                                                              6,400  (a)              45,200

ChemFirst                                                                                         2,400                   46,500

Circle International Group                                                                        2,300                   61,094

Coeur d' Alene Mines                                                                              3,800  (a)               9,500

Commercial Metals                                                                                 2,000                   58,750

Commonweath Industries                                                                            2,300                   17,250

Commscope                                                                                         6,800  (a)             323,000

D. R. Horton                                                                                      8,375                  108,352

Deltic Timber                                                                                     1,700                   37,400

Dril-Quip                                                                                         2,300  (a)              93,437

EGL                                                                                               3,800  (a)              87,163


COMMON STOCKS (CONTINUED)                                                                             Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Elcor                                                                                             2,600                   82,713

Expeditors International of Washington                                                            6,700                  286,425

Fleetwood Enterprises                                                                             4,300                   62,887

Florida Rock Industries                                                                           2,500                   80,937

Flow International                                                                                2,100  (a)              23,625

Foster Wheeler                                                                                    5,400                   49,613

Fritz Cos.                                                                                        4,800  (a)              46,200

Frozen Food Express Industries                                                                    2,000                   6,875

Gardner Denver Machinery                                                                          2,000  (a)              34,875

GenCorp                                                                                           5,600                   56,350

Geon                                                                                              3,200                   70,000

Graco                                                                                             2,900                   98,237

Heartland Express                                                                                 4,100  (a)              69,187

Helix Technology                                                                                  3,000                  153,187

Hughes Supply                                                                                     3,100                   47,275

IDEX                                                                                              4,000                  125,000

IMCO Recycling                                                                                    2,400                   24,750

Insituform Technology, Cl. A                                                                      3,400  (a)             114,113

Insteel Industries                                                                                  900                    5,231

Intermet                                                                                          3,500                   25,813

Ionics                                                                                            2,200  (a)              51,700

JLG Industries                                                                                    5,900                   56,050

Kaman, Cl. A                                                                                      3,100                   32,937

Kirby                                                                                             3,300  (a)              68,269

Landstar Systems                                                                                  1,300  (a)              74,425

Lawson Products                                                                                   1,400                   33,775

Lennox International                                                                              7,507                   63,340

Lilly Industries, Cl. A                                                                           3,000                   32,625

Lindsay Manufacturing                                                                             1,700                   30,387

Lydall                                                                                            2,200  (a)              19,525

M.D.C. Holdings                                                                                   3,100  (a)              59,094

M.S. Carriers                                                                                     1,600                   38,000

MacDermid                                                                                         4,100                   96,094

Manitowoc                                                                                         3,475  (a)             115,327

Material Sciences                                                                                 2,000  (a)              21,250

McWhorter Technologies                                                                            1,400                   21,175

Mississippi Chemical                                                                              3,600  (a)              27,675

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                             Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Morrison Knudsen                                                                                  7,100  (a)              65,231

Mueller Industries                                                                                4,700                  154,806

Myers Industries                                                                                  2,588                   36,232

Nashua                                                                                              800  (a)               6,400

OM Group                                                                                          3,200                  147,200

Oakwood Homes                                                                                     6,200  (a)              18,213

Omnova Solutions                                                                                  5,700  (a)              34,200

Orbital Sciences                                                                                  5,000                   63,125

Penford                                                                                           1,000                   16,875

Pope & Talbot                                                                                     2,000                   42,375

Quaker Chemical                                                                                   1,300                   21,856

Quanex                                                                                            1,900                   31,113

RTI International Metals                                                                          2,900                   30,631

Regal Beloit                                                                                      2,800  (a)              50,575

Reliance Steel & Aluminum                                                                         3,800                   87,400

Republic Group                                                                                    1,600                   18,300

Robins & Myers                                                                                    1,500                   36,563

Ryland Group                                                                                      1,900                   38,238

SEACOR SMIT                                                                                       1,500  (a)              91,875

SLI                                                                                               4,700                   66,975

SPS Technologies                                                                                  1,700                   53,337

Schweitzer-Mauduit International                                                                  2,100  (a)              30,581

Scotts, Cl. A                                                                                     3,700  (a)             133,663

Simpson Manufacturing                                                                             1,600  (a)              72,400

Skyline                                                                                           1,200                   24,450

Smith (A.O.)                                                                                      3,150                   64,772

Specialty Equipment Cos.                                                                          2,600  (a)              53,625

Speedfam International                                                                            4,000  (a)              63,250

Standard Motor Products                                                                           1,700                   19,019

Standard Pacific                                                                                  4,000                   40,250

Steel Dynamics                                                                                    6,300  (a)              71,663

Steel Technologies                                                                                1,500                   12,094

Stillwater Mining                                                                                 5,000  (a)             140,000

Stone & Webster                                                                                   1,700  (a)              22,419

TETRA Technologies                                                                                1,800  (a)              25,650

Texas Industries                                                                                  2,800                   91,350

Thomas Industries                                                                                 2,150                   43,269


COMMON STOCKS (CONTINUED)                                                                             Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Titan International                                                                               2,700                   18,563

Toll Brothers                                                                                     4,900  (a)             106,269

Toro                                                                                              1,800                   55,350

Tredegar Industries                                                                               5,000                   129,063

USFreightsways                                                                                    3,500                   163,187

United Stationers                                                                                 4,500  (a)             150,187

Universal Forest Products                                                                         2,800                   37,800

Valmont Industries                                                                                3,200                   63,600

WHX                                                                                               1,900  (a)              13,181

Watsco                                                                                            3,800                   48,925

Watts Industries, Cl. A                                                                           3,600                   48,150

Werner Enterprises                                                                                6,350                  119,063

Wolverine Tube                                                                                    1,700  (a)              25,500

Wynn's International                                                                              2,500                   34,687

Yellow                                                                                            3,300  (a)              62,906

                                                                                                                       8,015,557

SERVICES--11.4%

ABM Industries                                                                                    3,000                   75,750

ADVO                                                                                              2,700  (a)              81,000

Aaron Rents                                                                                       2,700                   39,150

Adaptive Broadband                                                                                4,450  (a)             144,625

Administaff                                                                                       1,800  (a)              72,450

American Management Systems                                                                       5,400  (a)             199,800

Analysts International                                                                            3,000                   33,375

Audiovox, Cl. A                                                                                   2,900  (a)              99,506

BARRA                                                                                             1,900  (a)              80,037

BISYS Group                                                                                       3,700  (a)             231,481

Billing Concepts                                                                                  5,700  (a)              30,547

Bowne & Co.                                                                                       4,900                   56,350

CDI                                                                                               2,600  (a)              58,500

Carmike Cinemas, Cl. A                                                                            1,300  (a)               7,475

Catalina Marketing                                                                                2,500  (a)             253,125

Central Parking                                                                                   4,850                   124,281

Chemed                                                                                            1,400                   41,825

Ciber                                                                                             8,000  (a)             144,500

Computer Task Group                                                                               2,800                   23,800

Consolidated Graphics                                                                             1,900  (a)              22,444

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                             Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

DBT Online                                                                                        2,600  (a)              51,187

eLoyalty                                                                                          5,750  (a)              94,516

F.Y.I.                                                                                            1,900  (a)              50,944

FactSet Research Systems                                                                          4,200                   120,750

Fair Issac & Co                                                                                   1,900                   80,394

Franklin Covey                                                                                    2,700  (a)              24,637

G & K Services, Cl. A                                                                             2,700                   66,150

GC Companies                                                                                      1,100  (a)              35,750

HA-LO Industries                                                                                  6,650  (a)              48,627

Harland (John H.)                                                                                 4,000                   61,500

Information Resources                                                                             3,900  (a)              24,619

Insurance Auto Auction                                                                            1,600  (a)              26,600

Interim Services                                                                                  8,500  (a)             145,563

Kroll-O'Gara                                                                                      2,900  (a)              22,294

Labor Ready                                                                                       5,650  (a)              51,203

Lason                                                                                             2,400  (a)              10,800

MAXIMUS                                                                                           2,800  (a)              65,975

Magellan Health Services                                                                          4,400  (a)              16,500

MarchFirst                                                                                       19,100  (a)             407,069

MedQuist                                                                                          4,800  (a)             170,100

Midas                                                                                             2,200                   55,687

NVR                                                                                                 500  (a)              31,125

National Data                                                                                     4,400  (a)             122,100

New England Business Service                                                                      1,900                   31,350

PAREXEL International                                                                             3,400  (a)              30,600

Paxar                                                                                             6,125  (a)              62,397

Pegasus Systems                                                                                   2,800  (a)              49,700

Pharmaceutical Product Development                                                                3,400  (a)              57,163

Pre-Paid Legal Services                                                                           3,000  (a)              96,000

Primark                                                                                           2,700  (a)              72,900

Profit Recovery Group International                                                               6,450  (a)             113,277

QRS                                                                                               1,800  (a)              59,400

Regis                                                                                             5,400                   63,113

Rollins Truck Leasing                                                                             7,550                   75,027

SEI Investments                                                                                   2,350                  280,531

Snyder Communications                                                                             9,500  (a)             225,625

Staffmark                                                                                         3,800  (a)              24,937


COMMON STOCKS (CONTINUED)                                                                             Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Standex International                                                                             1,800                   29,587

StarTek                                                                                           1,900  (a)              97,613

Teledyne Technologies                                                                             3,700  (a)              64,750

Tetra Tech                                                                                        5,125  (a)             120,757

Thomas Nelson                                                                                     1,900                   13,300

True North Communications                                                                         6,400                   263,600

URS                                                                                               2,300  (a)              29,325

US Oncology                                                                                      11,300  (a)              38,844

Veritas DGC                                                                                       3,400  (a)              81,600

Volt Information Sciences                                                                         2,000  (a)              69,125

ZixIt                                                                                             2,100  (a)              77,570

                                                                                                                       5,732,202

TECHNOLOGY--27.7%

APEX                                                                                              2,800  (a)              82,775

Actel                                                                                             2,900  (a)             106,756

Allen Telecom                                                                                     3,700  (a)              65,675

Alpha Industries                                                                                  5,300  (a)             275,600

Artesyn Technologies                                                                              5,000  (a)             121,250

Aspect Communications                                                                             6,500  (a)             230,750

Aspen Technology                                                                                  3,400  (a)             120,275

Auspex Systems                                                                                    3,800  (a)              28,975

Avid Technology                                                                                   3,200  (a)              44,000

BMC Industries                                                                                    3,700                   18,500

Banyan Systems                                                                                    3,300  (a)              45,787

Benchmark Electronics                                                                             2,200  (a)              88,413

Black Box                                                                                         2,600  (a)             200,037

Brightpoint                                                                                       7,300  (a)              86,231

Brush Wellman                                                                                     2,300                   42,550

Burr-Brown                                                                                        7,400  (a)             504,125

C-COR Electronics                                                                                 4,300  (a)             168,237

C-Cube Microsystems                                                                               5,400  (a)             346,950

CTS                                                                                               3,700                  233,331

Centigram Communications                                                                            800  (a)              12,350

Cerner                                                                                            4,500  (a)              99,281

Checkpoint Systems                                                                                4,100  (a)              36,644

Cognex                                                                                            5,500  (a)             312,813

Coherent                                                                                          3,300  (a)             190,781

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                             Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Cohu                                                                                              2,700                  102,769

Concord                                                                                           1,900  (a)              53,200

Cybex Computer Products                                                                           2,600  (a)              71,175

Dallas Semiconductor                                                                              7,700                  330,619

Dendrite International                                                                            5,300  (a)             121,237

Digi International                                                                                2,000  (a)              10,875

Digital Microwave                                                                                 9,300  (a)             343,519

Dionex                                                                                            2,950  (a)             107,306

Electro Scientific Industries                                                                     3,500  (a)             220,719

Electroglas                                                                                       2,700  (a)             104,625

Epicor Software                                                                                   5,500  (a)              22,000

Esterline Technologies                                                                            2,500  (a)              30,625

FileNet                                                                                           4,300  (a)             126,313

General Semiconductor                                                                             5,000  (a)             100,000

Gentex                                                                                            9,700  (a)             312,825

Gerber Scientific                                                                                 2,900                   40,237

Great Plains Software                                                                             2,200  (a)              93,087

Griffon                                                                                           3,900  (a)              26,325

HNC Software                                                                                      3,300  (a)             163,350

Hadco                                                                                             1,800  (a)             148,163

Harmon Industries                                                                                 1,550                   27,125

Henry (Jack) & Association                                                                        5,400                  213,300

Hutchinson Technology                                                                             3,400  (a)              43,350

Hyperion Solutions                                                                                4,235  (a)             128,440

InaCom                                                                                            5,824  (a)               9,100

Innovex                                                                                           1,900                   16,625

Input/Output                                                                                      6,600  (a)              48,675

Inter-Tel                                                                                         3,500                   70,875

Intermagnetics General                                                                            1,800  (a)              21,937

International Rectifier                                                                           8,100  (a)             397,913

InterVoice                                                                                        4,300  (a)              68,531

Itron                                                                                             2,000  (a)              11,500

KEMET                                                                                             5,750  (a)             428,375

Kent Electronics                                                                                  3,800  (a)             110,913

Komag                                                                                             7,100  (a)              20,856

Kronos                                                                                            1,700  (a)              54,613

Kulicke & Soffa Industries                                                                        3,200  (a)             250,600


COMMON STOCKS (CONTINUED)                                                                             Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Lattice Semiconductor                                                                             6,400  (a)             431,200

MICROS Systems                                                                                    2,200  (a)              88,550

Mercury Computer Systems                                                                          2,800  (a)             107,625

Mercury Interactive                                                                              10,200  (a)             918,000

Methode Electronics, Cl. A                                                                        4,800                  200,025

MicroAge                                                                                          2,000  (a)                  --

Midway Games                                                                                      5,017  (a)              33,237

National Computer Systems                                                                         4,250                  218,609

National Instruments                                                                              6,700  (a)             326,625

Network Equipment Technologies                                                                    2,800  (a)              23,100

P-COM                                                                                             9,600  (a)             103,800

Park Electrochemical                                                                              1,400                   35,875

Phoenix Technologies                                                                              3,300  (a)              64,763

Photronics                                                                                        3,200  (a)             106,600

Pinnacle Systems                                                                                  6,400  (a)             153,600

Pioneer Standard Electronics                                                                      3,600                   55,125

Plantronics                                                                                       2,150  (a)             190,275

Plexus                                                                                            2,300  (a)             176,237

Progress Software                                                                                 4,600  (a)              92,000

Project Software & Development                                                                    2,900  (a)              88,450

Proxim                                                                                            1,550  (a)             119,253

RSA Security                                                                                      5,150  (a)             302,241

Radisys                                                                                           2,200  (a)              91,025

Read-Rite                                                                                         6,700  (a)              20,100

Remedy                                                                                            3,900  (a)             207,188

Roper Industries                                                                                  4,000                  126,000

S3                                                                                               10,100  (a)             142,031

Saga Systems                                                                                      3,800  (a)              70,775

Silicon Valley Group                                                                              4,400  (a)             125,400

Standard Microsystems                                                                             2,000  (a)              26,000

Symmetricom                                                                                       2,000  (a)              23,750

Systems & Computer Technology                                                                     4,300  (a)             101,319

THQ                                                                                               2,500  (a)              38,750

Technitrol                                                                                        2,200                  149,600

Telxon                                                                                            2,200  (a)              32,450

Three-Five Systems                                                                                1,666  (a)             144,942

Trimble Navigation                                                                                3,000  (a)              82,875

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Ultratech Stepper                                                                                 2,900  (a)              43,319

Valence Technology                                                                                4,600  (a)              71,013

Verity                                                                                            4,100  (a)             132,994

Vicor                                                                                             5,500  (a)             143,000

X-Rite                                                                                            2,900                   33,169

Xircom                                                                                            4,000  (a)             157,750

Zebra Technologies, Cl. A                                                                         4,200  (a)             239,400

                                                                                                                      13,951,823

UTILITIES--1.2%

CH Energy Group                                                                                   2,300                   75,756

Dycom Industries                                                                                  5,150  (a)             267,800

General Communication, Cl. A                                                                      6,500  (a)              32,500

Green Mountain Power                                                                                600                    4,500

TALK.com                                                                                          8,610  (a)              83,948

UniSource Energy                                                                                  4,500                   73,125

United Illuminating                                                                               1,900                   87,400

                                                                                                                         625,029

TOTAL COMMON STOCKS

   (cost $46,889,926)                                                                                                 50,903,406
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal

SHORT-TERM INVESTMENTS--.7%                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT;

Goldman Sachs & Co., 5.72% dated

  4/28/2000, due 5/1/2000 in the amount

  of $350,167 (fully collateralized by

  $364,000 of various U.S. Government

  Agency Securities, value $360,194)

   (cost $350,000)                                                                              350,000  350,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $47,239,926)                                                             101.7%               51,253,406

LIABILITIES, LESS CASH AND RECEIVABLES                                                           (1.7%)                (865,080)

NET ASSETS                                                                                       100.0%               50,388,326

(A) NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000 (Unaudited)

                                                               Cost       Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities-
  See Statement of Investments--Note 1(c)                47,239,926  51,253,406

Cash                                                                    224,852

Receivable for shares of Common Stock subscribed                        108,787

Dividends receivable                                                     15,560

                                                                     51,602,605
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            20,328

Payable for investment securities purchased                             216,577

Payable for shares of Common Stock redeemed                             977,374

                                                                      1,214,279
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       50,388,326
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      45,396,655

Accumulated undistributed investment income--net                          7,935

Accumulated net realized gain (loss) on investments                     970,256

Accumulated net unrealized appreciation (depreciation)
  on investments--Note 4(b)                                           4,013,480
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       50,388,326
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)       3,468,041

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   14.53

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $69 foreign taxes withheld at source)           154,243

Interest                                                                 8,454

TOTAL INCOME                                                           162,697

EXPENSES:

Management fee--Note 3(a)                                               56,061

Shareholder servicing costs--Note 3(b)                                  56,061

Loan commitment fees--Note 2                                             2,781

TOTAL EXPENSES                                                         114,903

INVESTMENT INCOME--NET                                                  47,794
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              1,393,749

Net realized gain (loss) on financial futures                           (5,525)

NET REALIZED GAIN (LOSS)                                             1,388,224

Net unrealized appreciation (depreciation) on investments            4,894,006

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               6,282,230

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 6,330,024

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                           April 30, 2000        Year Ended

                                              (Unaudited)  October 31, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                             47,794           105,449

Net realized gain (loss) on investments         1,388,224         1,329,759

Net unrealized appreciation (depreciation)
   on investments                               4,894,006         1,577,846

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    6,330,024         3,013,054
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                           (115,972)             (99,909)

Net realized gain on investments               (1,719,282)          (1,092,480)

TOTAL DIVIDENDS                                (1,835,254)          (1,192,389)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  15,651,673           25,094,691

Dividends reinvested                            1,783,974            1,159,446

Cost of shares redeemed                        (7,532,690)         (16,408,852)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS              9,902,957            9,845,285

TOTAL INCREASE (DECREASE) IN NET ASSETS        14,397,727           11,665,950
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            35,990,599           24,324,649

END OF PERIOD                                  50,388,326           35,990,599

Undistributed investment income--net                7,935               76,113
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     1,097,596            1,950,950

Shares issued for dividends reinvested            136,598               92,830

Shares redeemed                                  (528,649)          (1,282,134)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     705,545              761,646

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                            Six Months Ended
                                                              April 30, 2000          Year Ended October 31,
                                                                                     ----------------------------
                                                                  (Unaudited)      1999        1998        1997(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                   13.03      12.16       13.90       12.50

Investment Operations:

Investment income--net                                                   .02(b)     .04(b)      .04        .02

Net realized and unrealized
   gain (loss) on investments                                           2.11       1.38       (1.60)      1.38

Total from Investment Operations                                        2.13       1.42       (1.56)      1.40

Distributions:

Dividends from investment
   income--net                                                         (.04)       (.05)       (.02)        --

Dividends from net realized gain
   on investments                                                      (.59)       (.50)       (.16)        --

Total Distributions                                                    (.63)       (.55)       (.18)        --

Net asset value, end of period                                         14.53      13.03       12.16      13.90
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                        16.92(c)  11.86      (11.38)     11.20(c)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to
   average net assets                                                     .25(c)    .50        .50         .17(c)

Ratio of interest expense and
   loan commitment fees
   to average net assets                                                  .00(c,d)  .01         --          --

Ratio of net investment income
   to average net assets                                                 .11(c)     .34        .35         .13(c)

Portfolio Turnover Rate                                                14.00(c)   41.97      25.14       10.59(c)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                 50,388     35,991     24,325      18,081

(A)  FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) NOT ANNUALIZED.

(D) AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Small Cap Stock Index Fund (the "fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the total return performance of predominantly small capitalization common stocks in the aggregate, as represented by the Standard & Poor' s Small Cap 600 Index. The Dreyfus Corporation (" Dreyfus" ) serves as the fund's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Effective March 22, 2000, Dreyfus Service Corporation (" DSC" ), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

As of April 30, 2000, MBC Investment Corp., an indirect subsidiary of Mellon Financial Corporation, held 1,171,364 shares of the fund.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(c) Repurchase agreements: The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.


(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2000, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fees in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Board members (including counsel fees) . Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 25, 2000, each Board member receives an annual fee of $25,000 and a fee of $4,000 for each meeting held in person and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The
Chairman of   The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

the Board receives an additional 25% of such compensation. Subject to the fund's Director Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieved emeritus status. Prior to April 25, 2000, each Board member received an annual fee of $2,500 and an attendance fee of $500 per meeting and was reimbursed for travel and out-of-pocket expenses. The Chairman of the Board received an additional 25% of such compensation (with the exception of reimburseable amounts). These fees and expenses were charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to Dreyfus were in fact paid directly by Dreyfus to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2000, the fund was charged an aggregate of $56,061 pursuant to the Shareholder Services Plan, of which $13,718 was paid to DSC.

(c) A 1% redemption fee is charged and retained by the fund on shares where redeemed within six months following the date of issuance, including redemptions made through the use of the fund's exchange privilege. During the period ended April 30, 2000, redemption fees charged and retained by the fund amounted to $854.

NOTE 4--Securities Transactions:

(a)  The  aggregate  amount  of  purchases  and  sales of investment securities,
excluding    short-term   securities   and   financial   futures,   during   the
period   ended   April  30,  2000,  amounted  to  $14,944,547  and  $6,246,261, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At April 30, 2000, there were no financial futures contracts outstanding.

(b) At April 30, 2000, accumulated net unrealized appreciation on investments was $4,013,480, consisting of $11,481,808 gross unrealized appreciation and $7,468,328 gross unrealized depreciation.

At April 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                                                           For More Information

                        Dreyfus Small Cap Stock
                        Index Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                   077SA004



Dreyfus

S&P 500

Index Fund

SEMIANNUAL REPORT April 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            21   Statement of Financial Futures

                            22   Statement of Assets and Liabilities

                            23   Statement of Operations

                            24   Statement of Changes in Net Assets

                            25   Financial Highlights

                            26   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus

                                                             S&P 500 Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 1999 through April 30, 2000. Inside you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Jocelin Reed.

The past six months have been highly volatile -- but generally rewarding -- for investors in large-cap U.S. stocks. While the market's advance during the last two months of 1999 was led primarily by technology stocks and large-cap growth stocks in a fast-growing economy, the large-cap sector of the stock market corrected substantially during the first quarter of 2000, causing large-cap stocks to generally underperform small- and mid-cap stocks during those three months.

In mid-March, investor sentiment appeared to shift once more. Faced with evidence that inflationary pressures were building, a major measure of technology stock performance, the Nasdaq Composite Index, fell substantially between mid-March and the end of April, including a considerably large single-day drop on April 14. Many "old economy" stocks declined less severely and some value-oriented stocks gained ground amid renewed investor interest. While it is too soon to determine whether this broadening of the market is likely to persist, we believe that it may be a positive sign for the stock market overall.

We  appreciate  your  confidence over the past six months and we look forward to
your    continued   participation   in   Dreyfus   S&  P   500   Index   Fund.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

May 15, 2000




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Jocelin Reed, Portfolio Managers

How did Dreyfus S&P 500 Index Fund perform relative  to its benchmark?

For the six-month period ended April 30, 2000, Dreyfus S&P 500 Index Fund produced a total return of 6.88%.(1) The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), the fund's benchmark, produced a 7.18% return for the same period.(2) The difference in returns was primarily due to
transaction    costs    and    other    fund    operating    expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue that goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks. The S&P 500 Index is dominated by large-cap blue chip stocks that cover
nearly    75%    of    total    U.S.    market    capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. The S&P 500 Index contains approximately 375 industrial, 40 utility, 75 financial and 10 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 500 Index. The fund does not attempt to manage market volatility.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

The six-month reporting period was marked by high levels of stock market volatility and changing investor preferences in three areas: technology versus non-technology sectors; small-cap versus mid- and large-cap stocks; and growth
versus    value    investment    styles.

From November 1, 1999 through mid-March 2000, the U.S. stock market advanced sharply, driven primarily by strong gains within the volatile technology sector. During this period, the prices of many high-flying tech stocks continued to climb, especially those stocks that were related to the "new economy" of Internet-related products and services. In addition, large-cap stocks generally underperformed their small- and mid-cap counterparts.

By mid-March, however, those trends had reversed themselves when many technology stocks quickly fell out of favor. Even during this downturn in the technology sector as a whole, there were days when tech stocks bounced back to report strong gains, which increased the stock market's volatility levels. In this environment, large-cap stocks generally outpaced small-cap stocks.

During the reporting period, the largest gains within the S&P 500 Index, and therefore the fund as well, came from its technology group, which includes
electronic   instruments,   electronic   semiconductors,   electrical  defense,
communications equipment and computer systems companies. In addition, the S&P 500 Index's holdings within the energy area, including oil and gas drilling, oil well equipment and services and natural gas companies, provided strong returns,
as    did    its    entertainment    stocks.

On the other hand, the poorest performing returns of the S&P 500 Index, and therefore of the fund as well during the reporting period, were generated from its financial stocks, specifically within insurance companies, savings and loans, and money center banks. In addition, the stocks of basic materials
companies,    which    include    metal    and    glass

containers, miscellaneous metal companies, and hotel and motel stocks as well as consumer staples firms such as household products and food companies, provided disappointing returns.

What is the fund's current strategy?

As an index fund, our goal is to replicate the return of the S&P 500 Index. Therefore, the fund' s strategy is to hold all 500 stocks that make up the S&P
500    Index    in    an    effort    to    capture    a    similar    return.

As of the end of the reporting period, the largest sector weightings of the S&P 500 Index, and for the fund as well, were approximately as follows: technology - 30% ; interest sensitive - 17% ; healthcare - 10%; consumer cyclicals - 8%; utilities - 8%; producer goods - 6%; energy - 6%; and consumer staples - 4%. Of course, this allocation is subject to change.

May 15, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- REFLECTS THE REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE

                                                             The Fund

April 30, 2000 (Unaudited)

STATEMENT OF INVESTMENTS

STATEMENT OF INVESTMENTS

COMMON STOCKS--97.6%                                                                             Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.9%

Anheuser-Busch Cos.                                                                             113,500                8,008,844

Brown-Forman, Cl. B                                                                              16,700                  911,194

Coors (Adolph), Cl. B                                                                             9,000                  459,000

Philip Morris Cos.                                                                              577,300               12,628,438

Seagram                                                                                         105,800                5,713,200

UST                                                                                              41,700                  625,500

                                                                                                                      28,346,176

CONSUMER CYCLICAL--8.4%

AMR                                                                                              36,100  (a)           1,229,656

Albertson's                                                                                     103,372                3,366,051

AutoZone                                                                                         33,700  (a)             772,994

Bed Bath & Beyond                                                                                34,200  (a)           1,254,713

Best Buy                                                                                         49,900  (a)           4,029,425

Black & Decker                                                                                   21,200                  891,725

Brunswick                                                                                        22,400                  429,800

CVS                                                                                              95,600                4,158,600

Circuit City Group                                                                               49,600                2,917,100

Consolidated Stores                                                                              27,000  (a)             335,813

Cooper Tire and Rubber                                                                           18,500                  249,750

Costco Wholesale                                                                                108,500  (a)           5,865,781

Dana                                                                                             40,159                1,219,830

Darden Restaurants                                                                               31,300                  577,094

Delphi Automotive Systems                                                                       137,869                2,636,745

Delta Air Lines                                                                                  31,500                1,661,625

Dillard's, Cl. A                                                                                 25,600                  356,800

Dollar General                                                                                   64,487                1,475,140

Eastman Kodak                                                                                    77,000                4,307,188

Federated Department Stores                                                                      51,200  (a)           1,740,800

Ford Motor                                                                                      294,700               16,116,406

Gap                                                                                             207,625                7,630,219

General Motors                                                                                  156,200               14,624,225

Grainger (W.W.)                                                                                  22,800                  988,950

Great Atlantic & Pacific                                                                          9,400                  172,138

Harley-Davidson                                                                                  73,800                2,938,163

Harrah's Entertainment                                                                           31,400  (a)             645,663

Hasbro                                                                                           43,000                  685,313

Hilton Hotel                                                                                     90,000                  765,000


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Home Depot                                                                                      561,703               31,490,474

K mart                                                                                          118,800  (a)             965,250

Kohl's                                                                                           79,600  (a)           3,820,800

Kroger                                                                                          203,600  (a)           3,779,325

Leggett & Platt                                                                                  47,900                1,023,863

Limited                                                                                          52,400                2,367,825

Liz Claiborne                                                                                    14,400                  666,900

Longs Drug Stores                                                                                 9,600                  223,200

Lowes                                                                                            93,300                4,618,350

Marriott International, Cl. A                                                                    60,700                1,942,400

Mattel                                                                                          102,700                1,258,075

May Department Stores                                                                            81,150                2,231,625

Maytag                                                                                           20,600                  709,413

McDonald's                                                                                      330,400               12,596,500

Mirage Resorts                                                                                   47,100  (a)             959,663

NIKE, Cl. B                                                                                      67,300                2,923,344

Navistar International                                                                           15,400  (a)             539,000

Nordstrom                                                                                        32,800                  912,250

Office Depot                                                                                     80,300  (a)             848,169

PACCAR                                                                                           19,100                  908,444

Penney (J.C.)                                                                                    63,500                  877,094

Polaroid                                                                                         10,900                  220,044

Reebok International                                                                             13,700  (a)             232,900

Rite Aid                                                                                         63,200                  316,000

Russell                                                                                           8,100                  158,963

Safeway                                                                                         124,100  (a)           5,475,913

Sears, Roebuck & Co.                                                                             92,200                3,376,825

Southwest Airlines                                                                              123,112                2,669,992

Springs Industries                                                                                4,400                  180,675

Staples                                                                                         114,650  (a)           2,185,516

TJX Cos.                                                                                         75,700                1,452,494

Tandy                                                                                            47,200                2,690,400

Target                                                                                          106,900                7,115,531

Toys R Us                                                                                        58,500  (a)             892,125

Tricon Global Restaurants                                                                        36,810  (a)           1,256,141

US Airways Group                                                                                 17,400  (a)             483,938

V.F.                                                                                             28,800                  813,600

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                       Shares                     Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Wal-Mart Stores                                                                               1,086,600               60,170,475

Walgreen                                                                                        245,500                6,904,688

Wendy's International                                                                            29,200                  653,350

Whirlpool                                                                                        18,200                1,185,275

Winn-Dixie Stores                                                                                35,700                  591,281

                                                                                                                     258,730,797

CONSUMER STAPLES--4.2%

Alberto-Culver, Cl. B                                                                            13,600                  321,300

Archer Daniels Midland                                                                          148,156                1,472,300

Avon Products                                                                                    59,136                2,454,144

Bestfoods                                                                                        68,100                3,422,025

Campbell Soup                                                                                   104,000                2,704,000

Clorox                                                                                           57,700                2,120,475

Coca-Cola                                                                                       602,600               28,359,863

Coca-Cola Enterprises                                                                           103,800                2,212,238

Colgate-Palmolive                                                                               142,100                8,117,463

ConAgra                                                                                         120,100                2,266,888

Fortune Brands                                                                                   40,000                1,000,000

General Mills                                                                                    73,500                2,673,563

Gillette                                                                                        261,700                9,682,900

Heinz (H.J.)                                                                                     86,500                2,941,000

Hershey Foods                                                                                    33,800                1,533,675

International Flavors & Fragrances                                                               25,600                  881,600

Kellogg                                                                                          98,900                2,416,869

Nabisco Group Holdings                                                                           79,600                1,024,850

National Service Industries                                                                       9,900                  212,850

Newell Rubbermaid                                                                                68,762                1,731,943

Owens-Illinois                                                                                   36,600  (a)             494,100

PepsiCo                                                                                         355,200               13,031,400

Procter & Gamble                                                                                321,000               19,139,625

Quaker Oats                                                                                      32,600                2,125,113

Ralston-Purina Group                                                                             73,600                1,301,800

SUPERVALU                                                                                        34,100                  705,444

Sara Lee                                                                                        221,700                3,325,500

Sysco                                                                                            80,500                3,028,813

Tupperware                                                                                       14,100                  266,138

Unilever, N.V.                                                                                  139,435                6,353,007


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

Wrigley, (Wm) Jr                                                                                 28,200                2,040,975

                                                                                                                     129,361,861

ENERGY--5.7%

Amerada Hess                                                                                     22,100                1,406,113

Anadarko Petroleum                                                                               31,100                1,350,906

Apache                                                                                           27,800                1,346,563

Baker Hughes                                                                                     80,290                2,554,226

Burlington Resources                                                                             53,045                2,085,332

Chevron                                                                                         160,100               13,628,513

Coastal                                                                                          52,100                2,614,769

Columbia Energy Group                                                                            19,800                1,242,450

Conoco, Cl. B                                                                                   152,824                3,801,497

Duke Energy                                                                                      89,194                5,128,655

Eastern Enterprises                                                                               6,600                  401,775

El Paso Energy                                                                                   55,700                2,367,250

Enron                                                                                           174,600               12,167,438

Exxon Mobil                                                                                     842,588               65,458,555

Halliburton                                                                                     107,800                4,763,413

Kerr-McGee                                                                                       23,265                1,203,964

Nicor                                                                                            11,500                  389,563

ONEOK                                                                                             7,500                  189,375

Occidental Petroleum                                                                             89,700                1,922,944

Peoples Energy                                                                                    8,700                  270,244

Phillips Petroleum                                                                               61,800                2,931,638

Rowan Cos.                                                                                       22,500  (a)             628,594

Royal Dutch Petroleum                                                                           523,200               30,018,600

Sunoco                                                                                           22,000                  666,875

Texaco                                                                                          134,900                6,677,550

Tosco                                                                                            35,100                1,125,394

Transocean Sedco Forex                                                                           51,000                2,397,000

USX-Marathon Group                                                                               75,800                1,767,088

Union Pacific Resources Group                                                                    61,510                1,180,223

Unocal                                                                                           59,100                1,909,669

Williams Cos.                                                                                   106,100                3,958,856

                                                                                                                     177,555,032

HEALTH CARE--9.5%

ALZA                                                                                             24,900  (a)           1,097,156

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Abbott Laboratories                                                                             375,100               14,417,906

Allergan                                                                                         32,100                1,889,888

American Home Products                                                                          318,600               17,901,338

Amgen                                                                                           249,200  (a)          13,955,200

Bard (C.R.)                                                                                      12,500                  544,531

Bausch & Lomb                                                                                    14,100                  851,288

Baxter International                                                                             71,000                4,623,875

Becton, Dickinson & Co.                                                                          61,400                1,573,375

Biogen                                                                                           36,700  (a)           2,158,419

Biomet                                                                                           27,500                  981,406

Boston Scientific                                                                               101,200  (a)           2,681,800

Bristol-Myers Squibb                                                                            484,000               25,379,750

Cardinal Health                                                                                  68,650                3,780,041

Columbia/HCA Healthcare                                                                         137,450                3,908,734

Guidant                                                                                          75,000  (a)           4,303,125

HEALTHSOUTH                                                                                      94,200  (a)             759,488

Humana                                                                                           40,900  (a)             314,419

Johnson & Johnson                                                                               339,500               28,008,750

Lilly (Eli) & Co.                                                                               266,100               20,572,856

Mallinckrodt Group                                                                               16,700                  448,813

Manor Care                                                                                       25,100  (a)             299,631

McKesson HBOC                                                                                    68,777                1,160,612

Medtronic                                                                                       291,400               15,134,588

Merck & Co.                                                                                     570,300               39,635,850

Pfizer                                                                                          944,500               39,787,063

Schering-Plough                                                                                 358,400               14,448,000

Sigma-Aldrich                                                                                    24,600                  722,625

St. Jude Medical                                                                                 20,500  (a)             639,344

Tenet Healthcare                                                                                 76,100                1,940,550

UnitedHealth Group                                                                               41,400                2,760,863

Warner-Lambert                                                                                  209,500               23,843,719

Watson Pharmaceuticals                                                                           23,400  (a)           1,051,538

Wellpoint Health Networks                                                                        15,500  (a)           1,143,125

                                                                                                                     292,719,666

INTEREST SENSITIVE--17.0%

AFLAC                                                                                            64,900                3,167,931

Aetna                                                                                            34,879                2,018,622


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Allstate                                                                                        196,500                4,642,313

American Express                                                                                109,200               16,386,825

American General                                                                                 60,245                3,373,720

American International Group                                                                    377,712               41,430,285

Amsouth Bancorp                                                                                  95,400                1,389,263

Aon                                                                                              62,575                1,693,436

Associates First Capital, Cl. A                                                                 177,638                3,941,343

BB&T                                                                                             84,800                2,257,800

Bank One                                                                                        279,804                8,534,022

Bank of America                                                                                 416,552               20,411,048

Bank of New York                                                                                179,700                7,378,931

Bear Stearns Cos.                                                                                27,672                1,186,437

Block (H&R)                                                                                      24,000                1,003,500

CIGNA                                                                                            41,100                3,277,725

Capital One Financial                                                                            48,100                2,104,375

Cendant                                                                                         172,270  (a)           2,659,418

Chase Manhattan                                                                                 201,200               14,498,975

Chubb                                                                                            42,900                2,729,513

Cincinnati Financial                                                                             40,000                1,612,500

Citigroup                                                                                       822,639               48,895,606

Comerica                                                                                         38,200                1,618,725

Conseco                                                                                          79,803                  433,929

Countrywide Credit Industries                                                                    27,600                  762,450

Equifax                                                                                          34,500                  843,094

Fannie Mae                                                                                      250,100               15,084,156

Federal Home Loan Mortgage                                                                      169,600                7,791,000

Fifth Third Bancorp                                                                              75,300                4,753,313

First Data                                                                                      102,200                4,975,863

First Union                                                                                     240,990                7,681,556

Firstar                                                                                         239,139                5,948,583

FleetBoston Financial                                                                           223,355                7,915,143

Franklin Resources                                                                               60,700                1,957,575

General Electric                                                                                800,500              125,878,625

Golden West Financial                                                                            39,400                1,344,525

Hartford Financial Services Group                                                                54,100                2,823,344

Household International                                                                         114,745                4,790,604

Huntington Bancshares                                                                            55,813                1,018,587

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Jefferson-Pilot                                                                                  25,550                1,700,672

Keycorp                                                                                         109,100                2,018,350

Lehman Brothers Holdings                                                                         29,300                2,404,431

Lincoln National                                                                                 47,700                1,660,556

Loews                                                                                            25,900                1,427,738

MBIA                                                                                             24,300                1,201,331

MBNA                                                                                            195,625                5,196,289

MGIC Investment                                                                                  25,800                1,233,563

Marsh & McLennan Cos.                                                                            65,100                6,416,419

Mellon Financial                                                                                124,100                3,986,713

Merrill Lynch                                                                                    90,400                9,215,150

Morgan (J.P.)                                                                                    42,200                5,417,425

Morgan Stanley Dean Witter & Co.                                                                277,960               21,333,430

National City                                                                                   150,400                2,556,800

Northern Trust                                                                                   54,300                3,481,988

Old Kent Financial                                                                               32,400                  976,050

PNC Bank                                                                                         71,700                3,127,913

Paine Webber Group                                                                               34,800                1,526,850

Progressive                                                                                      17,800                1,164,788

Providian Financial                                                                              34,650                3,051,366

Regions Financial                                                                                53,300                1,089,319

SLM Holding                                                                                      38,800                1,214,925

Safeco                                                                                           31,700                  701,363

Schwab (Charles)                                                                                200,100                8,904,450

SouthTrust                                                                                       40,900                  976,488

St. Paul Cos.                                                                                    55,494                1,976,974

State Street                                                                                     39,000                3,778,125

Summit Bancorp                                                                                   42,600                1,080,975

SunTrust Banks                                                                                   78,100                3,963,575

Synovus Financial                                                                                68,250                1,266,891

T. Rowe Price Associates                                                                         29,200                1,113,250

Torchmark                                                                                        32,100                  804,506

U.S. Bancorp                                                                                    183,848                3,734,413

Union Planters                                                                                   34,400                  973,950

UnumProvident                                                                                    58,595                  996,115

Wachovia                                                                                         49,500                3,103,031

Washington Mutual                                                                               140,860                3,600,734


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Wells Fargo                                                                                     402,800               16,539,975

                                                                                                                     525,131,541

INTERNET RELATED--1.7%

America Online                                                                                  556,700  (a)          33,297,619

3COM                                                                                             83,500  (a)           3,293,031

Yahoo!                                                                                          128,500  (a)          16,737,125

                                                                                                                      53,327,775

PRODUCER GOODS--6.7%

Air Products & Chemicals                                                                         55,900                1,736,394

Alcan Aluminium                                                                                  53,500                1,752,125

Alcoa                                                                                            89,800                5,825,775

Allegheny Technologies                                                                           22,777                  550,919

Armstrong World Industries                                                                        9,800  (a)             191,713

Ashland                                                                                          17,300                  590,363

Avery Dennison                                                                                   27,500                1,804,688

Ball                                                                                              7,400                  233,100

Barrick Gold                                                                                     96,200                1,617,363

Bemis                                                                                            12,800                  471,200

Bethlehem Steel                                                                                  32,000  (a)             172,000

Boeing                                                                                          211,998                8,413,671

Boise Cascade                                                                                    13,900                  452,619

Briggs & Stratton                                                                                 5,600                  214,900

Burlington Northern Santa Fe                                                                    111,500                2,689,938

CSX                                                                                              53,300                1,115,969

Caterpillar                                                                                      86,700                3,419,231

Centex                                                                                           14,500                  349,813

Champion International                                                                           23,500                1,545,125

Cooper Industries                                                                                23,000                  789,188

Crane                                                                                            16,125                  433,359

Crown Cork & Seal                                                                                31,600                  513,500

Cummins Engine                                                                                   10,100                  359,181

Deere & Co.                                                                                      57,100                2,305,413

Dow Chemical                                                                                     53,500                6,045,500

duPont (E.I.) deNemours & Co.                                                                   254,812               12,087,644

Eastman Chemical                                                                                 19,100                  999,169

Ecolab                                                                                           31,600                1,234,375

Emerson Electric                                                                                105,200                5,772,850

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Engelhard                                                                                        30,700                  539,169

FMC                                                                                               7,500  (a)             436,406

FedEx                                                                                            70,720  (a)           2,665,260

Fluor                                                                                            18,600                  624,263

Fort James                                                                                       52,800                1,263,900

Freeport-McMoRan Copper, Cl. B                                                                   39,900  (a)             384,038

General Dynamics                                                                                 49,000                2,866,500

Genuine Parts                                                                                    43,400                1,139,250

Georgia-Pacific                                                                                  41,700                1,532,475

Goodrich (B.F.)                                                                                  26,900                  857,438

Goodyear Tire & Rubber                                                                           38,100                1,052,513

Grace (W.R.) & Co.                                                                               17,500  (a)             227,500

Great Lakes Chemical                                                                             14,000                  377,125

Hercules                                                                                         25,900                  403,069

Homestake Mining                                                                                 63,500                  381,000

Honeywell International                                                                         193,125               10,815,000

Illinois Tool Works                                                                              73,300                4,695,781

Inco                                                                                             46,800  (a)             731,250

Ingersoll-Rand                                                                                   39,900                1,872,806

International Paper                                                                             101,020                3,712,485

Kansas City Southern Industries                                                                  27,000                1,940,625

Kaufman & Broad Home                                                                             11,600                  223,300

Kimberly-Clark                                                                                  135,600                7,873,275

Lockheed Martin                                                                                  96,600                2,402,925

Louisiana-Pacific                                                                                26,000                  347,750

Masco                                                                                           109,100                2,447,931

McDermott International                                                                          14,500                  117,813

Mead                                                                                             25,000                  870,313

Milacron                                                                                          9,000                  164,250

Minnesota Mining & Manufacturing                                                                 97,300                8,416,450

NACCO Industries, Cl. A                                                                           2,000                   89,750

Newmont Mining                                                                                   40,925                  959,180

Norfolk Southern                                                                                 93,200                1,642,650

Northrop Grumman                                                                                 17,000                1,204,875

Nucor                                                                                            21,300                  915,900

Owens-Corning                                                                                    13,400                  243,713

PPG Industries                                                                                   42,400                2,305,500


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Pactiv                                                                                           41,800  (a)             342,238

Pall                                                                                             30,300                  676,069

Parker-Hannifin                                                                                  27,350                1,271,775

Pharmacia                                                                                       305,335               15,247,667

Phelps Dodge                                                                                     19,795                  915,519

Placer Dome                                                                                      79,400                  645,125

Potlach                                                                                           7,100                  280,006

Praxair                                                                                          38,800                1,724,175

Pulte                                                                                            10,600                  227,900

Raytheon, Cl. B                                                                                  82,600                1,832,688

Reynolds Metals                                                                                  15,400                1,024,100

Rockwell International                                                                           46,300                1,823,063

Rohm & Haas                                                                                      53,415                1,902,909

Sealed Air                                                                                       20,332  (a)           1,130,968

Sherwin-Williams                                                                                 40,500                1,007,438

Snap-On                                                                                          14,300                  378,056

Stanley Works                                                                                    21,813                  643,484

TRW                                                                                              29,700                1,737,450

Temple-Inland                                                                                    13,600                  681,700

Textron                                                                                          36,300                2,248,331

Thomas & Betts                                                                                   14,100                  434,456

Timken                                                                                           15,100                  279,350

Tyco International                                                                              412,600               18,953,813

USX-U.S. Steel Group                                                                             21,600                  541,350

Union Carbide                                                                                    32,700                1,929,300

Union Pacific                                                                                    60,600                2,552,775

United Technologies                                                                             115,900                7,207,531

Vulcan Materials                                                                                 24,400                1,069,025

Westvaco                                                                                         24,500                  756,438

Weyerhaeuser                                                                                     57,300                3,061,969

Willamette Industries                                                                            27,200                1,038,700

Worthington Industries                                                                           21,800                  269,775

                                                                                                                     206,265,656

SERVICES--5.9%

ALLTEL                                                                                           76,600                5,103,475

Allied Waste Industries                                                                          46,100  (a)             282,363

American Greetings, Cl. A                                                                        15,700                  284,563

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Automatic Data Processing                                                                       153,800                8,276,363

CBS                                                                                             186,013  (a)          10,928,264

Carnival                                                                                        150,500                3,743,688

Ceridian                                                                                         35,300  (a)             765,569

Clear Channel Communications                                                                     82,600  (a)           5,947,200

Comcast, Cl. A                                                                                  226,100  (a)           9,058,131

Computer Sciences                                                                                40,800  (a)           3,327,750

Deluxe                                                                                            7,900                  450,856

Disney (Walt)                                                                                   505,000               21,872,813

Donnelley (R.R.) & Sons                                                                          30,800                  654,500

Dow Jones & Co                                                                                   21,900                1,420,763

Dun & Bradstreet                                                                                 39,300                1,183,913

Electronic Data Systems                                                                         114,900                7,899,375

Gannett                                                                                          68,000                4,343,500

Harcourt General                                                                                 17,400                  650,325

IMS Health                                                                                       75,100                1,281,394

Interpublic Group Cos.                                                                           68,500                2,808,500

Jostens                                                                                           8,100                  199,969

Knight-Ridder                                                                                    20,500                1,005,781

McGraw-Hill Cos.                                                                                 47,800                2,509,500

MediaOne Group                                                                                  149,300  (a)          11,290,813

Meredith                                                                                         12,500                  347,656

NEXTEL Communications, Cl. A                                                                     88,900  (a)           9,728,994

New York Times, Cl. A                                                                            41,800                1,721,638

Omnicom Group                                                                                    43,300                3,943,006

Paychex                                                                                          60,250                3,170,656

Quintiles Transnational                                                                          28,000  (a)             400,750

Ryder System                                                                                     14,600                  323,938

Shared Medical Systems                                                                            6,600                  273,488

Sprint (PCS Group)                                                                              210,300  (a)          11,566,500

Time Warner                                                                                     313,900               28,231,381

Times Mirror, Cl. A                                                                              14,600                1,424,413

Tribune                                                                                          58,000                2,254,750

Viacom, Cl. B                                                                                   170,100  (a)           9,249,188

Waste Management                                                                                151,200                2,400,300

Young & Rubicam                                                                                  17,000                  946,688

                                                                                                                     181,272,714


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY--29.7%

ADC Telecommunications                                                                           73,300  (a)           4,452,975

Adaptec                                                                                          25,400  (a)             685,800

Adobe Systems                                                                                    28,900                3,495,094

Advanced Micro Devices                                                                           35,900  (a)           3,150,225

Altera                                                                                           48,900  (a)           5,000,025

Analog Devices                                                                                   85,300  (a)           6,552,106

Andrew                                                                                           19,650  (a)             578,447

Apple Computer                                                                                   39,400  (a)           4,888,063

Applied Materials                                                                               186,700  (a)          19,008,394

Autodesk                                                                                         15,000                  575,625

BMC Software                                                                                     59,600  (a)           2,790,025

Cabletron Systems                                                                                44,500  (a)           1,017,938

Cisco Systems                                                                                 1,669,400  (a)         115,736,372

Citrix Systems                                                                                   43,700  (a)           2,668,431

Compaq Computer                                                                                 413,284               12,088,557

Computer Associates International                                                               143,550                8,011,884

Compuware                                                                                        87,900  (a)           1,104,244

Comverse Technology                                                                              37,200  (a)           3,317,775

Conexant Systems                                                                                 52,400  (a)           3,137,450

Corning                                                                                          67,200               13,272,000

Danaher                                                                                          34,700                1,982,238

Dell Computer                                                                                   625,900  (a)          31,373,238

Dover                                                                                            49,700                2,525,381

EMC                                                                                             248,300  (a)          34,498,181

Eaton                                                                                            18,000                1,512,000

Gateway                                                                                          77,200  (a)           4,265,300

Hewlett-Packard                                                                                 245,200               33,102,000

ITT Industries                                                                                   21,400                  675,438

Ikon Office Solutions                                                                            36,600                  215,025

Intel                                                                                           815,100              103,364,869

International Business Machines                                                                 439,800               49,092,675

Johnson Controls                                                                                 20,800                1,316,900

KLA-Tencor                                                                                       44,800  (a)           3,354,400

LSI Logic                                                                                        72,600  (a)           4,537,500

Lexmark International Group, Cl. A                                                               31,200  (a)           3,681,600

Linear Technology                                                                                75,500                4,312,938

Lucent Technologies                                                                             777,670               48,361,353

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Micron Technology                                                                                65,900  (a)           9,176,575

Microsoft                                                                                     1,269,900  (a)          88,575,464

Millipore                                                                                        11,000                  788,563

Molex                                                                                            47,800                2,626,013

Motorola                                                                                        173,065               20,605,552

NCR                                                                                              23,600  (a)             911,550

National Semiconductor                                                                           41,800  (a)           2,539,350

Network Appliance                                                                                74,400  (a)           5,500,950

Nortel Networks                                                                                 352,240               39,891,180

Novell                                                                                           79,700  (a)           1,564,113

Oracle                                                                                          688,400  (a)          55,028,975

PE Biosystems Group                                                                              50,300                3,018,000

Parametric Technology                                                                            67,100  (a)             547,284

PeopleSoft                                                                                       65,500  (a)             912,906

PerkinElmer                                                                                      11,700                  640,575

Pitney Bowes                                                                                     64,700                2,644,613

QUALCOMM                                                                                        180,000  (a)          19,518,750

Sabre Group Holdings                                                                             31,621                1,104,759

Schlumberger                                                                                    134,200               10,274,688

Scientific-Atlanta                                                                               38,600                2,511,413

Seagate Technology                                                                               52,700  (a)           2,677,819

Silicon Graphics                                                                                 44,900  (a)             322,719

Solectron                                                                                       144,600  (a)           6,769,088

Sun Microsystems                                                                                385,100  (a)          35,405,131

Tektronix                                                                                        11,500                  665,563

Tellabs                                                                                          98,100  (a)           5,377,106

Teradyne                                                                                         41,700  (a)           4,587,000

Texas Instruments                                                                               198,400               32,314,400

Thermo Electron                                                                                  38,600  (a)             747,875

Unisys                                                                                           75,800  (a)           1,757,613

Veritas Software                                                                                 94,400  (a)          10,125,875

Xerox                                                                                           162,100                4,285,519

Xilinx                                                                                           78,400  (a)           5,742,800

                                                                                                                     918,862,247

UTILITIES--7.9%

AES                                                                                              50,400  (a)           4,532,850

AT&T                                                                                            779,629               36,398,929


COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Ameren                                                                                           33,500                1,229,031

American Electric Power                                                                          47,400                1,736,025

Bell Atlantic                                                                                   378,836               22,446,033

BellSouth                                                                                       459,300               22,362,169

CINergy                                                                                          38,800                1,037,900

CMS Energy                                                                                       28,300                  537,700

Carolina Power & Light                                                                           38,900                1,422,281

Central & Southwest                                                                              51,900                1,125,581

CenturyTel                                                                                       34,100                  835,450

Consolidated Edison                                                                              53,900                1,896,606

Constellation Energy Group                                                                       36,500                1,206,781

DTE Energy                                                                                       35,400                1,154,925

Dominion Resources                                                                               58,108                2,614,860

Edison International                                                                             84,700                1,614,594

Entergy                                                                                          60,200                1,531,338

FPL Group                                                                                        43,700                1,974,694

FirstEnergy                                                                                      56,900                1,447,394

Florida Progress                                                                                 24,000                1,176,000

GPU                                                                                              30,100                  844,681

GTE                                                                                             237,100               16,063,525

Global Crossing                                                                                 190,265  (a)           5,993,348

MCI WorldCom                                                                                    692,490  (a)          31,465,014

New Century Energies                                                                             28,200                  920,025

Niagara Mohawk Power                                                                             43,300  (a)             600,788

Northern States Power                                                                            37,800                  824,513

PG&E                                                                                             93,700                2,430,344

PECO Energy                                                                                      45,300                1,888,444

PPL                                                                                              35,100                  838,013

Pinnacle West Capital                                                                            20,700                  727,088

Public Service Enterprise Group                                                                  53,300                1,912,138

Reliant Energy                                                                                   72,166                1,921,420

SBC Communications                                                                              832,298               36,465,056

Sempra Energy                                                                                    49,866                  925,638

Southern                                                                                        164,200                4,094,738

Sprint (FON Group)                                                                              212,600               13,074,900

Texas Utilities                                                                                  67,397                2,270,436

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

UniCom                                                                                           53,100                2,110,725

U S West                                                                                        123,302                8,777,561

                                                                                                                     242,429,536

TOTAL COMMON STOCKS

   (cost $1,770,276,898)                                                                                           3,014,003,001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal

SHORT-TERM INVESTMENTS--2.4%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--2.2%

Greenwich Capital Markets, 5.72% dated

4/28/2000, due 5/1/2000 in the amount

of $68,557,664 (fully collateralized by

$75,132,000 of various U.S. Government

Agency Obligations, value $69,898,878)                                                       68,525,000               68,525,000

U.S. TREASURY BILLS--.2%

   5.63%, 6/15/2000                                                                           1,000,000  (b)             993,270

   5.63%, 7/20/2000                                                                           3,500,000  (b)           3,456,355

   5.64%, 7/27/2000                                                                             500,000  (b)             493,185

                                                                                                                       4,942,810

TOTAL SHORT-TERM INVESTMENTS

   (cost $73,467,370)                                                                                                 73,467,810
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,843,744,268)                                                          100.0%            3,087,470,811

CASH AND RECEIVABLES (NET)                                                                          .0%                1,279,323

NET ASSETS                                                                                       100.0%            3,088,750,134

(A) NON-INCOME PRODUCING.

(B) PARTIALLY HELD BY THE CUSTODIAN IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

April 30, 2000 (Unaudited)



                                                                   Market Value                                        Unrealized

                                                                     Covered by                                     (Depreciation)

                                            Contracts              Contracts ($)            Expiration            at 4/30/2000 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's 500                             211                 77,015,000            June 2000                  (268,800)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000 (Unaudited)

                                                        Cost             Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 1(b)      1,843,744,268     3,087,470,811

Cash                                                                  2,640,196

Dividends and interest receivable                                     2,275,159

Receivable for shares of Common Stock subscribed                      1,324,486

                                                                  3,093,710,652
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         1,264,622

Payable for shares of Common Stock redeemed                           3,302,496

Payable for futures variation margin-Note 4(b)                          393,400

                                                                      4,960,518
--------------------------------------------------------------------------------

NET ASSETS ($)                                                     3,088,750,13
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                    1,862,964,17

Accumulated undistributed investment income--net                      6,002,773

Accumulated net realized gain (loss) on investments                (23,674,554)

Accumulated net unrealized appreciation (depreciation)
   on investments [including ($268,800) net unrealized
   (depreciation) on financial futures]--Note 4(b)               1,243,457,743
--------------------------------------------------------------------------------

NET ASSETS ($)                                                   3,088,750,134
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 MILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED)      72,680,964

NET ASSET VALUE, offering and redemption price per share--Note3(c) ($)     42.5

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended April 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $22,767 foreign taxes withheld at source)    17,045,555

Interest                                                             1,546,813

TOTAL INCOME                                                        18,592,368

EXPENSES:

Management fee--Note 3(a)                                            3,707,049

Shareholder servicing costs--Note 3(b)                               3,707,049

Loan commitment fees--Note 2                                            20,744

Interest expense--Note 2                                                   322

TOTAL EXPENSES                                                       7,435,164

INVESTMENT INCOME--NET                                              11,157,204
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                            (9,341,871)

Net realized gain (loss) on financial futures                          435,994

NET REALIZED GAIN (LOSS)                                           (8,905,877)

Net unrealized appreciation (depreciation) on investments
  [including ($4,928,275) net unrealized (depreciation) on
  financial futures]                                               190,603,249

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             181,697,372

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               192,854,576

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                           April 30, 2000           Year Ended

                                              (Unaudited)     October 31, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         11,157,204           22,145,437

Net realized gain (loss) on investments        (8,905,877)          25,103,352

Net unrealized appreication (depreciation)
   on investments                             190,603,249          439,174,812

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                  192,854,576          486,423,601
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                        (22,402,251)         (21,016,765)

Net realized gain on investments              (35,773,597)                --

TOTAL DIVIDENDS                               (58,175,848)         (21,016,765)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                 748,772,932        1,364,922,506

Dividends reinvested                           56,332,368           19,813,208

Cost of shares redeemed                      (651,062,247)        (893,875,934)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 154,043,053          490,859,780

TOTAL INCREASE (DECREASE) IN NET ASSETS       288,721,781          956,266,616
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         2,800,028,353        1,843,761,737

END OF PERIOD                               3,088,750,134        2,800,028,353

Undistributed investment income--net            6,002,773           17,247,820
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                    17,930,391           35,881,434

Shares issued for dividends reinvested          1,342,845              545,219

Shares redeemed                               (15,651,800)         (23,641,873)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   3,621,436           12,784,780

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                         Six Months Ended

                                           April 30, 2000                                     Year Ended October 31,
                                                                   -----------------------------------------------------------------

                                               (Unaudited)         1999          1998           1997          1996           1995
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               40.55        32.76         27.73         22.06          18.38         16.41

Investment Operations:

Investment income--net                                 .16(a)       .35(a)        .34           .34            .33           .36

Net realized and unrealized
   gain (loss) on investments                         2.62         7.80          5.46          6.37           3.89          3.36

Total from Investment Operations                      2.78         8.15          5.80          6.71           4.22          3.72

Distributions:

Dividends from investment
   income--net                                        (.32)        (.36)         (.30)         (.38)         (.32)          (.42)

Dividends from net realized gain
   on investments                                     (.51)         --           (.47)         (.66)         (.22)         (1.33)

Total Distributions                                   (.83)        (.36)         (.77)        (1.04)         (.54)         (1.75)

Net asset value, end of period                       42.50        40.55         32.76         27.73         22.06          18.38
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      6.88(b)     25.00         21.34         31.46         23.41          25.68
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to
   average net assets                                  .25(b)       .50           .50           .50           .57            .55

Ratio of interest expense to
   average net assets                                  .00(b,c)      --           --            --             --            --

Ratio of net investment income
   to average net assets                               .37(b)       .92          1.14          1.52          1.90           2.75

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                              --           --            --           .05             --            --

Portfolio Turnover Rate                               2.65(b)      9.61          7.15          2.26          5.22           3.66
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                    3,088,750    2,800,028     1,843,762    1,279,451       591,631        336,147

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) NOT ANNUALIZED.

(C) AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the "fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company" ) which is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor' s 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the fund' s investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund' s Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligations, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended April 30, 2000 was approximately $9,900 with a related weighted average annualized interest rate of 6.53%.

NOTE 3--Management Fee and Other Transactions  With Affiliates:

(A) Pursuant to an Investment Management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fees in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Board members (including counsel fees) . Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 25, 2000, each Board member receives an annual fee of $25,000 and a fee of $4,000 for each meeting held in person and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Director Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieved emeritus status. Prior to April 25, 2000,
each    Board    member    received    an    annual

fee of $2,500 and an attendance fee of $500 per meeting and was reimbursed for travel and out-of-pocket expenses. The Chairman of the Board received an additional 25% of such compensation (with the exception of reimburseable amounts) . These fees and expenses were charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to Dreyfus were in fact paid directly by Dreyfus to the non-interested Board members.

(B) Under the Shareholder Services Plan, the fund pays the distributor for the provision of certain services a fee, at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period April 30, 2000, the fund was charged $3,707,049 pursuant to the Shareholder Services Plan, of which $839,318 was paid to DSC.

(C) A 1% redemption fee is charged and retained by the fund on shares redeemed within six month period following the date of issuance, including redemptions made through the use of the fund's exchange privilege. During the period ended April 30, 2000, redemption fees retained by the fund amounted to $29,169.

NOTE 4--Securities Transactions:

(A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended April 30, 2000, amounted to $218,166,354 and $77,019,166, respectively.

The  fund may invest in financial futures contracts in order to gain exposure to
or protect against changes in the market. The fund is   The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 2000, are set forth in the Statement of Financial Futures.

(B) At April 30, 2000, accumulated net unrealized appreciation on investments and financial futures was $1,243,457,743, consisting of $1,351,736,304 gross unrealized appreciation and $108,278,561 gross unrealized depreciation.

At April 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


NOTES

                                                           For More Information


                    Dreyfus S&P 500 Index Fund
                    200 Park Avenue
                    New York, NY 10166

                      Manager

                    The Dreyfus Corporation
                    200 Park Avenue
                    New York, NY 10166

                      Custodian

                    Boston Safe Deposit and Trust Company
                    One Boston Place
                    Boston, MA 02109

                      Transfer Agent &
                      Dividend Disbursing Agent

                    Dreyfus Transfer, Inc.
                    P.O. Box 9671
                    Providence, RI 02940

                      Distributor

                    Dreyfus Service Corporation
                    200 Park Avenue
                    New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                   078SA004



Dreyfus International

Stock Index Fund

SEMIANNUAL REPORT April 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            27   Statement of Financial Futures

                            28   Statement of Assets and Liabilities

                            29   Statement of Operations

                            30   Statement of Changes in Net Assets

                            31   Financial Highlights

                            32   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus International

                                                               Stock Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 1999 through April 30, 2000. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Susan Ellison.

When the reporting period began, it had become apparent that global economic growth was substantially stronger than many analysts had expected. In fact, many global markets had already rebounded sharply from 1998's currency and credit crises in emerging market countries. The rally continued through the final two months of 1999 and into the first quarter of 2000, before peaking in early March. In April, many markets around the world experienced heightened levels of volatility when expensively priced technology stocks began to decline sharply in the wake of evidence that inflationary pressures were building.

We appreciate your confidence over the past six months, and we look forward to your continued participation in Dreyfus International Stock Index Fund.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

May 15, 2000




DISCUSSION OF FUND PERFORMANCE

Susan Ellison, Portfolio Manager

How did Dreyfus International Stock Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2000, the fund produced a total return of 6.26%.(1) This performance met the fund's goal of mirroring, after adjustment for fees and expenses, the return of its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Free Index ("MSCI EAFE Free Index"), which reported a total return of 6.71% for the same period.(2)

What is the fund's investment approach?

In managing an index fund, our goal is to match the risk and return characteristics of our benchmark. The MSCI EAFE Free Index is a broadly diversified, international index composed of approximately 1,000 stocks that trade in 20 major markets outside the United States, including Great Britain, Germany and France in Europe, Japan, Hong Kong and Singapore in Asia, as well as Australia and New Zealand. Weighted by market capitalization (the total value of all shares outstanding in a country's stock market) approximately 73% of the MSCI EAFE Free Index' s total value is represented by its top five countries, which currently are Japan, Great Britain, France, Germany and Switzerland. The Index is diversified among industry groups, as those groups are represented in individual country markets.

In order to simplify management and control costs, the fund attempts to match the Index' s return, not to duplicate its composition. Our carefully created sample attempts to match index weightings at the country, industry and individual security levels. Beginning by country, the fund invests in proportion to each country' s weighting in the Index. That means if the Japanese market comprises 28% of the Index, then approximately 28% of the fund's assets will be
invested    in    Japan.    In    addi    The    Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

tion, the fund' s industry allocation also matches that of the Index, in the proper proportion. For example, if a certain percentage of the market value in the British sub-index is comprised of financial service firms, that same approximate percentage of the fund's investment in the British market will also be invested in that sector. At the individual company level, the fund invests in a carefully selected sample of the stocks that make up each country's index component. The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund's currency profile matches the currency makeup of the Index.

What other factors influenced the fund's performance?

For most of the reporting period, a strong U.S. economy drove global growth. After it became apparent that Y2K concerns were greatly overblown, U.S. stocks surged ahead, rallying through mid-March. From that point, increasing concerns over higher interest rates and their potential effect on lofty stock prices served to trim gains. In an increasingly interconnected global market, the rally and subsequent stumble in U.S. stocks greatly affected global stock markets.

In Japan, stocks fell back from previously strong gains while the economy, as well as the stock market, moved forward in fits and starts. On the one hand, investors continue to be encouraged by real steps that the Japanese government appears to be taking in terms of corporate and financial restructuring. But demand for Japanese products remained weak. In fact, technology and telecommunications stocks that had previously shown strong gains seemed to retreat beginning in December. Fortunately, strength in the yen improved investment returns in dollar terms.

Europe, on the other hand, moved ahead sharply, although in dollar terms, advances were held back by the weakness of the euro. In many countries, market forces are replacing government guidance in determining how economies will be
run.    For    example,    global    forces    are

making   businesses   rethink   long-standing  corporate  practices  and  global
competition is creating a strong emphasis on adopting more competitive business practices.

Several of the individual markets included in the Index advanced sharply, including Sweden and Finland. A number of markets, however, performed poorly,
including    Belgium,    Singapore,    New    Zealand    and    Australia.

What is the fund's current strategy?

Many investors have come to view international investing as a means by which to improve diversification and seek opportunities for growth outside the United States. We believe that an investment in an index fund such as the Dreyfus
International   Stock   Index   Fund   offers   investors   a   cost-effective,
well-diversified approach to broad exposure to international stock markets. To provide such exposure to our shareholders, we plan to continue to follow our strategy of remaining fully invested in such a manner that the fund mirrors the risk/return characteristics of the MSCI EAFE Free Index.

May 15, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL -- REFLECTS REINVESTMENT OF NET DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (MSCI EAFE) FREE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX REFLECTS ACTUAL INVESTABLE OPPORTUNITIES FOR GLOBAL INVESTORS FOR STOCKS THAT ARE FREE OF FOREIGN OWNERSHIP LIMITS OR LEGAL RESTRICTIONS AT THE COUNTRY LEVEL.

                                                             The Fund

April 30, 2000 (Unaudited)

STATEMENT OF INVESTMENTS

STATEMENT OF INVESTMENTS

COMMON STOCKS--93.4%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA-- 2.1%

AMP                                                                                               4,413                   38,625

AMP Diversified Property Trust (Units)                                                            3,900                    5,416

Amcor                                                                                             1,500                    4,438

Brambles Industries                                                                                 800                   22,500

Broken Hill Proprietary                                                                           9,400                  101,142

CSL                                                                                                 600                    7,212

CSR                                                                                              11,900                   26,039

Coca-Cola Amatil                                                                                  5,020                   11,992

Coles Myer                                                                                        7,027                   26,291

Colonial                                                                                          4,632                   23,895

Delta Gold NL                                                                                     4,600                    4,295

Foster's Brewing                                                                                  4,700                   11,864

General Property Trust (Units)                                                                    5,834                    9,021

Howard Smith                                                                                      1,839                    9,550

Iluka Resources                                                                                   4,328                    9,470

Lend Lease                                                                                        2,461                   26,646

M.I.M.                                                                                           14,639                    7,090

National Australia Bank                                                                           6,731                   92,140

Newcrest Mining                                                                                   3,180  (a)               6,346

News                                                                                              8,746                  110,976

Normandy Mining                                                                                  12,572                    6,235

North                                                                                             3,956                    6,798

Orica                                                                                             4,700                   18,566

Pioneer International                                                                             2,100                    5,882

QBE Insurance                                                                                     3,500                   14,690

Rio Tinto                                                                                         1,551                   23,021

Santos                                                                                            2,200                    5,006

Sons of Gwalia                                                                                    4,131                   10,485

Southcorp                                                                                         1,524                    4,749

Stockland Trust (Units)                                                                           2,678                    5,422

TABCORP                                                                                             800                    4,279

Telstra                                                                                          39,297                  168,305

WMC                                                                                               6,280                   26,053

Wesfarmers                                                                                        2,840                   19,751

Westfield Trust (Units)                                                                          10,301                   18,873

Westpac Banking                                                                                   8,500                   54,210


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA (CONTINUED)

Woolworths                                                                                        3,630                   12,167

                                                                                                                         959,440

AUSTRIA--.2%

Austria Tabakwerke                                                                                  200                    7,072

Bank Austria                                                                                        325                   14,453

Bau                                                                                                 150                    6,124

Generali Holding Vienna                                                                              50                    7,290

Lenzing                                                                                             180                    9,186

Mayr-Melnhof Karton                                                                                 115                    5,437

Oesterreichische Elektrizitaetswirtschafts, Cl. A                                                   190                   18,198

RHI                                                                                                 800                   18,955

                                                                                                                          86,715

BELGIUM-- .7%

Barco                                                                                               140                   15,310

Bekaert                                                                                             240                   10,957

Colruyt                                                                                             120                    4,647

Compagnie Maritime Belge                                                                            300                   13,533

Delhaize "Le lion"                                                                                  100                    5,071

D'Ieteren                                                                                            50                   12,530

Electrabel                                                                                          180                   43,617

Fortis (B)                                                                                        2,902                   73,440

Glaverbel                                                                                           250                   15,150

Groupe Bruxelles Lambert                                                                             90                   21,899

KBC Bancassurance                                                                                 1,280                   47,125

Solvay                                                                                              500                   33,900

UCB                                                                                                 625                   21,074

                                                                                                                         318,253

DENMARK--.7%

A/S Dampskibsselskabet Svenborg                                                                       3                   41,618

Bang & Olufsen, Cl. B                                                                               100                    3,325

Carlsberg, Cl. A                                                                                    440                   13,337

D/S 1912, Cl. B                                                                                       5                   50,419

Danisco                                                                                             767                   23,062

Den Danske Bank                                                                                     290                   28,888

ISS, Cl. B                                                                                          290                   18,361

Navision Software                                                                                   100                    7,334

Novo Nordisk, Cl. B                                                                                 325                   43,696

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

DENMARK (CONTINUED)

Radiometer, Cl. B                                                                                   100                    3,178

Tele Danmark                                                                                      1,010                   74,070

Unidanmark, Cl. A                                                                                   500                   40,029

                                                                                                                         347,317

FINLAND--3.5%

Finnlines                                                                                           175                    3,054

Kesko, Cl. B                                                                                        690                    7,546

Kone, Cl. B                                                                                         190                   10,908

Metso                                                                                             1,110                   14,667

Nokia                                                                                            23,148                1,331,080

Pohjola Group Insurance                                                                             115                    5,694

Raisio                                                                                              650                    1,659

Sampo Insurance                                                                                     225                    8,530

Sonera                                                                                            3,595                  198,205

Stockmann, Cl. B                                                                                  1,500                   20,094

Tietoenator                                                                                         350                   16,905

UPM-Kymmene                                                                                       1,190                   30,907

                                                                                                                       1,649,249

FRANCE--9.5%

Accor                                                                                               645                   24,011

Air Liquide                                                                                         460                   60,029

Alcatel                                                                                             986                  229,128

Aventis                                                                                           3,597                  198,316

Axa                                                                                               1,578                  234,543

Banque Nationale de Paris                                                                         1,993                  161,462

Bouygues                                                                                            153                   97,879

CPR                                                                                                 200                    7,236

Canal Plus                                                                                          550                  106,258

Cap Gemini                                                                                          352                   69,288

Carrefour                                                                                         3,339                  217,867

Club Mediterranee                                                                                   150                   18,727

Coflexip                                                                                            100                    9,751

Compagnie de Saint Gobain                                                                           381                   52,116

Compagnie Francaise d'etudes et de construction                                                     200                   22,873

Compagnie Generale des Etablissements Michelin, Cl. B                                               612                   20,357

Danone                                                                                              310                   67,942

Dassault Systemes                                                                                   420                   32,380


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FRANCE (CONTINUED)

Eridania Beghin-Say                                                                                 139                   11,508

Essilor International                                                                                50                   13,396

Establissments Economiques du Casino Guichard-Perrachon                                             505                   46,205

France Telecom                                                                                    4,679                  725,728

Imerys                                                                                               80                    9,478

L'Oreal                                                                                             292                  198,510

LVMH                                                                                                454                  190,978

Lafarge                                                                                             343                   28,476

Lagardere S.C.A.                                                                                    525                   35,643

Nord-Est                                                                                            200                    4,857

PSA Peugeot Citroen                                                                                 217                   45,008

Pechiney, Cl. A                                                                                     200                    8,785

Pernod Ricard                                                                                       300                   13,601

Pinault-Printemps-Redoute                                                                           515                  104,142

Publicis                                                                                             36                   17,519

Sagem                                                                                                50                   62,333

Sanofi-Synthelabo                                                                                 3,203                  119,821

Schneider Electric                                                                                  670                   43,961

Sidel                                                                                               147                    9,217

Simco                                                                                               120                    7,775

Societe BIC                                                                                         250                    9,979

Societe Eurafrance                                                                                   34                   14,872

Societe Generale, Cl. A                                                                             500                  103,797

Sodexho Alliance                                                                                     90                   13,516

Suez Lyonnaise des Eaux                                                                             948                  149,265

Suez Lyonnaise des Eaux- VVPR Strips                                                                240                        2

Thomson CSF                                                                                         891                   31,748

Total Fina                                                                                        2,971                  451,877

Total Fina , Cl. B                                                                                  358                   54,157

Total Fina - VVPR Strips                                                                          1,008                        9

Unibail                                                                                              50                    6,334

Usinor                                                                                            1,040                   13,695

Valeo                                                                                               295                   16,399

Vivendi                                                                                           2,696                  267,307

                                                                                                                       4,460,061

GERMANY--7.9%

AGIV                                                                                                630                   11,769

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

GERMANY (CONTINUED)

Adidas-Salomon                                                                                      230                   14,504

Allianz                                                                                           1,036                  399,829

BASF                                                                                              2,406                  104,258

Bayer                                                                                             3,375                  140,095

Beiersdorf                                                                                          355                   23,131

Bilfinger & Berger Bau                                                                              220                    3,088

Buderus                                                                                           1,040                   17,609

Continental                                                                                         600                   10,936

DaimlerChrysler                                                                                   4,416                  257,555

Deutsche Bank                                                                                     2,541                  171,124

Deutsche Lufthansa                                                                                1,924                   40,239

Deutsche Telekom                                                                                 13,730                  882,107

Dresdner Bank                                                                                     2,260                   93,915

EM. TV & Merchandising                                                                              480                   38,056

Fresenius Medical Care                                                                              350                   25,836

Gehe                                                                                                700                   22,327

Heidelberger Zement                                                                                 220                   12,972

HypoVereinsbank                                                                                   1,866                  115,803

IWKA                                                                                                500                    7,860

Kamps                                                                                               600                   19,657

Karstadt                                                                                            330                   10,074

Linde                                                                                               533                   20,546

MAN                                                                                                 350                   11,387

Merck KGaA                                                                                        1,050                   30,237

Metro                                                                                             1,193                   45,390

Muenchener Rueckversicherungs-Gesellschaft                                                          790                  231,097

Preussag                                                                                            545                   22,548

RWE                                                                                               2,836                   91,489

SAP                                                                                                 278                  130,724

SGL Carbon                                                                                          155                   11,794

Salamandar                                                                                          500                    6,333

Schering                                                                                            310                   43,929

Siemens                                                                                           2,635                  389,727

Thyssen Krupp                                                                                     2,450                   51,352

Veba                                                                                              2,158                  106,884

Viag                                                                                              2,711                   52,375

Volkswagen                                                                                          890                   33,537


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

GERMANY (CONTINUED)

WCM Beteiligungs - und Grundbesitz                                                                  880                   26,384

                                                                                                                       3,728,477

HONG KONG--2.1%

Bank of East Asia                                                                                 4,600                    9,951

CLP                                                                                              11,740                   52,602

Cable & Wireless HKT                                                                             57,908                  136,421

Cathay Pacific Airways                                                                           18,000                   32,468

Cheung Kong                                                                                      11,000                  131,336

Hang Seng Bank                                                                                    9,400                   86,588

Hong Kong & China Gas                                                                            23,795                   26,119

Hutchison Whampoa                                                                                18,000                  262,286

Johnson Electric                                                                                  4,000                   32,224

New World Development                                                                            14,515                   19,567

Shangri-La Asia                                                                                  20,000                   22,210

Sino Land                                                                                        38,000                   14,270

Sun Hung Kai Properties                                                                          12,384                   98,176

Swire Pacific, Cl. A                                                                              7,500                   42,366

Television Broadcasts                                                                             1,000                    6,836

Wharf                                                                                            10,171                   21,088

                                                                                                                         994,508

IRELAND--.4%

Allied Irish Banks                                                                                3,629                   36,312

CRH                                                                                               1,882                   30,185

Eircom                                                                                            9,000  (a)              31,413

Fyffes                                                                                            5,063                    8,536

Greencore                                                                                            11                       31

Independent News & Media                                                                          2,100                   16,802

Irish Continental                                                                                   800                    7,582

Irish Life & Permanent                                                                            1,200                    9,951

Jefferson Smurfit                                                                                 8,300                   18,153

Ryanair                                                                                           1,200  (a)              10,006

                                                                                                                         168,971

ITALY--4.0%

Alitalia                                                                                          5,500                   11,002

Assicurazioni Generali                                                                            6,182                  175,826

Autogrill                                                                                           700                    6,688

Banca di Roma                                                                                    30,000                   31,741

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ITALY (CONTINUED)

Banca Intesa                                                                                     21,984                   82,019

Banca Intesa (RNC)                                                                                9,712                   19,569

Benetton                                                                                          7,300                   13,378

Bulgari                                                                                           1,050                   11,346

ENI                                                                                              37,700                  187,172

Enel                                                                                             35,040                  149,313

Fiat                                                                                              2,385                   58,640

Italcementi                                                                                       1,505                   13,202

Italgas                                                                                           2,836                   12,416

La Rinascente                                                                                     3,900                   17,745

Mediaset                                                                                          5,395                   89,234

Mediobanca                                                                                        4,444                   36,979

Mondadori (Arnoldo) Editore                                                                         700                   17,013

Olivetti                                                                                         22,940  (a)              75,677

Parmalat Finanziaria                                                                             14,050                   14,673

Pirelli                                                                                           7,500                   18,160

Riunione Adriatica di Sicurta                                                                     2,700                   27,461

San Paolo-IMI                                                                                     7,013                   98,676

Societa Assicuratrice Industriale                                                                   500                    3,937

Telecom Italia                                                                                   17,550                  246,105

Telecom Italia (RNC)                                                                              4,100                   25,725

Telecom Italia Mobile                                                                            30,011                  287,302

Telecom Italia Mobile (RNC)                                                                       9,020                   35,132

UniCredito Italiano                                                                              27,092                  111,273

                                                                                                                       1,877,404

JAPAN--25.0%

ALPS ELECTRIC                                                                                     1,000                   12,723

AMADA                                                                                             2,000                   18,209

ASAHI BREWERIES                                                                                   2,000                   20,356

ASATSU-DK                                                                                           300                   12,380

Acom                                                                                                600                   57,793

Advantest                                                                                           500                  114,319

Ajinomoto                                                                                         2,800                   31,996

Aoyamma Trading                                                                                     200                    2,611

Asahi Bank                                                                                       13,000                   62,549

Asahi Chemical Industry                                                                           7,900                   45,467

Asahi Glass                                                                                       5,800                   50,876


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

BANK OF FUKUOKA                                                                                   3,000                   19,792

Bank of Tokyo-Mitsubishi                                                                         21,620                  278,864

Bank of Yokohama                                                                                  3,000                   11,492

Benesse                                                                                             500                   43,627

Bridgestone                                                                                       4,400                   95,471

CASIO COMPUTER                                                                                    2,000                   22,022

CHIYODA                                                                                           3,000  (a)               3,442

CSK                                                                                                 200                    7,680

Canon                                                                                             4,100                  187,407

Central Japan Railway                                                                                10                   53,666

Chugai Pharmaceutical                                                                             1,400                   26,944

Chuo Mitsui Trust and Banking                                                                     4,380                   19,737

Citzen Watch                                                                                      3,000                   22,484

Credit Saison                                                                                       500                    8,165

DAIKYO                                                                                            2,000  (a)               4,090

DAINIPPON INK AND CHEMICALS                                                                       4,000                   16,433

DAITO TRUST CONSTRUCTION                                                                          1,100                   17,303

DAIWA HOUSE INDUSTRY                                                                              2,400                   15,989

Dai Nippon Printing                                                                               3,800                   64,450

Daido Steel                                                                                         200                      324

Daiei                                                                                             4,000                   11,843

Daiichi Pharmaceutical                                                                            1,000                   17,192

Daikin Industries                                                                                 1,000                   19,015

Daiwa Bank                                                                                       13,000                   35,132

Daiwa Securities                                                                                  6,000                   91,603

Denki Kagaku Kougyo Kabushiki Kaisha                                                                600                    2,065

Denso                                                                                             4,000                   97,895

EBARA                                                                                             1,000                   11,557

East Japan Railway                                                                                   18                  106,592

Eisai                                                                                             1,000                   29,147

FANUC                                                                                             1,000                  104,742

FUJI MACHINERY                                                                                      200                   13,898

FUJI SOFT ABC                                                                                       200                   11,844

Fuji Bank                                                                                        14,900                  124,080

Fuji Photo Film                                                                                   2,200                   88,143

Fujitsu                                                                                           9,800                  277,474

Furukawa Electric                                                                                 3,000                   41,610

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Gunma Bank                                                                                        4,000                   20,060

HIROSE ELECTRIC                                                                                     100                   12,084

Hitachi                                                                                          14,900                  177,849

Hokuriku Bank                                                                                     4,000  (a)               8,883

Honda Motor                                                                                       4,400                  196,641

House Foods                                                                                       1,220                   17,610

ITOCHU                                                                                            6,500  (a)              30,252

Industrial Bank of Japan                                                                         11,200                   92,232

Isetan                                                                                            1,000                    9,253

Ito-Yokado                                                                                        2,000                  146,010

JAPAN TOBACCO                                                                                        10                   73,560

JUSCO                                                                                             1,000                   18,506

Japan Airlines                                                                                    9,600                   29,846

Japan Energy                                                                                        600                      516

Joyo Bank                                                                                         4,462                   15,937

KADOKAWA SHOTEN PUBLISHING                                                                          100                   16,192

KAJIMA                                                                                            7,800                   18,115

KANDENKO                                                                                            105                      371

KANEKA                                                                                            1,000                   12,861

KINDEN                                                                                            3,000                   18,515

KIRIN BREWERY                                                                                     4,000                   52,075

KONAMI                                                                                              300                   18,321

KONICA                                                                                            2,000                    9,642

KYOWA HAKKO KOGYO                                                                                 2,000                   19,153

Kamigumi                                                                                            400                    1,743

Kansai Electric Power                                                                             5,899                   92,790

Kao                                                                                               3,000                   91,326

Kawasaki Heavy Industries                                                                        15,000                   16,794

Kawasaki Steel                                                                                   19,600  (a)              30,467

Kinki Nippon Railway                                                                              7,995                   30,182

Komatsu                                                                                           2,600                   12,510

Konami                                                                                              300                   17,516

Kubota                                                                                            9,000                   29,313

Kumagai Gumi                                                                                      7,000  (a)               3,692

Kuraray                                                                                           2,000                   16,433

Kurita Water Industries                                                                           1,000                   21,791

Kyocera                                                                                             800                  133,759


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

MAEDA ROAD CONSTRUCTION                                                                             200                      842

MARUHA                                                                                              400                      492

MITSUBISHI MATERIALS                                                                              4,000                   13,324

MITSUI MINING                                                                                     3,000                   17,294

Marubeni                                                                                          9,000                   26,065

Marui                                                                                             2,000                   37,567

Matsushita Electric Industrial                                                                    9,400                  248,753

Meiji Seika Kaisha                                                                                2,000                   13,047

Minebea                                                                                           1,000                   12,214

Mitsubishi                                                                                        7,000                   60,884

Mitsubishi Chemical                                                                               9,200                   36,860

Mitsubishi Electric                                                                              10,000                   85,404

Mitsubishi Estate                                                                                 6,000                   67,453

Mitsubishi Heavy Industries                                                                      20,700                   64,355

Mitsubishi Trust & Banking                                                                        5,200                   43,640

Mitsui & Co.                                                                                      6,400                   47,434

Mitsui Fudosan                                                                                    3,000                   30,479

Mitsui Marine & Fire Insurance                                                                    5,600                   24,612

Mitsukoshi                                                                                        3,000  (a)              12,242

Murata Manufacturing                                                                              1,000                  194,310

Mycal                                                                                             1,000                    3,054

NAMCO                                                                                               200                    8,161

NEC                                                                                               6,800                  184,983

NGK INSULATORS                                                                                    3,000                   27,620

NGK SPARK PLUG                                                                                    2,000                   21,171

NIDEC                                                                                               200                   13,879

NIPON MEAT PACKERS                                                                                1,000                   12,630

NISSHIN FLOUR MILLING                                                                             2,000                   14,620

NITTO DENKO                                                                                       1,000                   39,232

NSK                                                                                               3,000                   23,123

Nikon                                                                                             1,600                   56,257

Nintendo                                                                                            600                   99,931

Nippon Paper Industries                                                                           6,000                   37,974

Nippon Express                                                                                    5,000                   31,552

Nippon Light Metal                                                                                  400                      270

Nippon Mitsubishi Oil                                                                             6,800                   23,532

Nippon Sheet Glass                                                                                2,000                   17,765

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Nippon Steel                                                                                     27,100                   60,933

Nippon Telegraph & Telephone                                                                         59                  731,529

Nippon Yusen Kabushiki Kaisha                                                                     6,800                   27,055

Nissan Motor                                                                                     16,000  (a)              72,690

Nissin Food Products                                                                                700                   16,063

Nomura Securities                                                                                 9,000                  226,509

OBAYASHI                                                                                          6,000                   20,874

OLYMPUS OPTICAL                                                                                   1,000                   16,396

ONWARD KASHIMAYA                                                                                  1,000                   12,935

ORIENTAL LAND                                                                                       500                   53,065

OSAKA GAS                                                                                         9,000                   24,566

Oji Paper                                                                                         5,000                   31,367

Omron                                                                                             1,000                   27,203

Orient                                                                                            2,000                    8,198

Orix                                                                                                340                   48,511

PIONEER                                                                                           1,000                   27,296

Promise                                                                                             500                   40,481

RENOWN                                                                                            6,000                    6,662

Rohm                                                                                                600                  200,972

SEGA ENTERPRISES                                                                                    300                    5,385

SHIMAMURA                                                                                           200                   29,110

SHIMANO                                                                                             800                   14,879

SHIMIZU                                                                                           3,000                    8,105

SMC                                                                                                 300                   59,681

SOFTBANK                                                                                          1,800                  444,136

SONY                                                                                              3,980                  458,547

Sakura Bank                                                                                      17,600                  123,440

Sankyo                                                                                            2,000                   44,044

Sanwa Shutter                                                                                       200                      557

Sanyo Electric                                                                                    7,000                   46,699

Secom                                                                                             1,000                   83,831

Seino Transportation                                                                              1,000                    4,580

Sekisui Chemical                                                                                  1,000                    3,664

Sekisui House                                                                                     3,000                   27,481

77 Bank                                                                                           1,000                    7,180

Sharp                                                                                             5,000                   96,461

Shin-Etsu Chemical                                                                                2,000                  105,667


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Shionogi & Co.                                                                                    1,000                   15,452

Shiseido                                                                                          2,000                   25,279

Shizuoka Bank                                                                                     4,400                   40,713

Snow Brand Milk Products                                                                            500                    1,943

Sumitomo                                                                                          5,000                   55,980

Sumitomo Bank                                                                                    14,307                  178,846

Sumitomo Chemical                                                                                 7,000                   34,846

Sumitomo Electric Industries                                                                      2,800                   37,282

Sumitomo Marine & Fire Insurance                                                                  4,000                   21,096

Sumitomo Metal Industries                                                                        19,000  (a)              12,306

TAKARA SHUZO                                                                                      1,000                   21,467

TAKARA STANDARD                                                                                   5,000                   17,164

TAKEFUJI                                                                                            700                   74,032

TERUMO                                                                                            1,000                   30,257

TOHO                                                                                                100                   18,876

TOKYO DOME                                                                                        1,000                    4,395

TOKYO GAS                                                                                        25,000                   55,054

TOSHIBA                                                                                          14,000                  135,757

TOSOH                                                                                             3,000                   15,850

TOTA                                                                                              4,000                   24,538

TOYOBO                                                                                              200                      281

TRANS COSMOS                                                                                        100                   19,894

Taiheiyo Cement                                                                                   4,000                    5,699

Taisho Pharmaceutical                                                                             1,000                   33,495

Taiyo Yuden                                                                                       1,100                   77,863

Takashimaya                                                                                       1,000                    7,819

Takeda Chemical Industries                                                                        4,000                  263,150

Teijin                                                                                            3,000                   13,407

Tohoku Electric Power                                                                             1,000                   11,788

Tokai Bank                                                                                        9,800                   50,961

Tokio Marine & Fire Insurance                                                                     7,800                   76,069

Tokyo Broadcasting System                                                                         1,000                   43,488

Tokyo Electric Power                                                                              5,972                  140,907

Tokyo Electron                                                                                    1,000                  162,942

Tokyu                                                                                             4,820                   18,910

Toppan Printing                                                                                   4,000                   41,823

Toray Industries                                                                                  7,000                   25,389

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Tostem                                                                                            1,000                   14,721

Toyo Seikan Kaisha                                                                                1,000                   17,673

Toyota Motor                                                                                     17,014                  845,387

UNI-CHARM                                                                                           300                   20,319

Ube Industries                                                                                      600                    1,304

WACOAL                                                                                            2,000                   16,877

WORLD                                                                                               200                   15,027

YAMAZAKI BAKING                                                                                   1,000                    8,698

YOKOGAWA ELECTRIC                                                                                 2,900                   22,137

Yamaha                                                                                            1,000                    6,773

Yamanouchi Pharmaceutical                                                                         2,000                  105,667

Yamato Transport                                                                                  2,400                   59,958

                                                                                                                      11,764,629

NETHERLANDS--5.5%

ABN AMRO                                                                                          7,026                  145,023

ASM International                                                                                 2,070                   81,115

Aegon                                                                                             3,113                  224,255

Akzo Nobel                                                                                        1,432                   58,763

Baan Company                                                                                        600                    1,952

Buhrmann                                                                                            496                   12,814

Elsevier                                                                                          3,650                   35,591

Getronics                                                                                           601                   35,929

Hagemeyer                                                                                           406                    8,010

Heineken                                                                                          1,332                   74,045

IHC Caland                                                                                          415                   16,829

ING Groep                                                                                         4,232                  231,474

KLM                                                                                                 288                    4,855

KPN                                                                                               2,163                  218,501

Koninklijke Ahold                                                                                 3,172                   74,145

Koninklijke Nedlloyd                                                                                502                   10,636

Koninklijke Pakhoed                                                                                 578                   14,459

Koninkilijke (Royal) Philips Electronics                                                          6,528                  291,916

Royal Dutch Petroleum                                                                            10,451                  603,821

STMicroelectronics                                                                                1,320                  252,492

Stork                                                                                               443                    5,490

TNT Post                                                                                          1,929                   42,190

Unilever                                                                                          2,641                  120,241


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NETHERLANDS (CONTINUED)

Vedior                                                                                              708                    7,517

Wolters Kluwer                                                                                    1,048                   24,793

                                                                                                                       2,596,856

NEW ZEALAND--.2%

Carter Holt Harvey                                                                               15,900                   13,451

Fisher & Paykel Industries                                                                        7,650                   22,688

Lion Nathan                                                                                       6,730                   13,612

Telecom Corporation of New Zealand                                                                5,900                   24,957

                                                                                                                          74,708

NORWAY--.3%

Christiania Bank Og Kreditkasse                                                                   3,100                   14,344

Den Norske Bank                                                                                   2,300                    8,072

Kvaerner                                                                                            350                    4,303

Leif Hough & Co.                                                                                  1,450                   14,019

Norsk Hydro                                                                                       1,450                   53,076

Orkla                                                                                             1,914                   29,629

Petroleum Geo-Services                                                                              400  (a)               6,259

SAS Norge Cl. B                                                                                   1,030                    9,152

Schibsted                                                                                           460                    9,563

Storebrand                                                                                          800  (a)               5,007

                                                                                                                         153,424

PORTUGAL--.4%

BPI-SGPS                                                                                          3,620                   11,810

Banco Comercial Portugues                                                                         3,195                   15,024

Banco Espirito Santo                                                                                397                    9,226

Brisa-Auto Estradas de Portugal                                                                   1,000                    7,081

Cimpor-Cimentos de Portugal                                                                         239                    3,565

Companhia de Seguros Tranquilidade                                                                  200                    5,887

EDP                                                                                               3,080                   54,733

Engil-SGPS                                                                                          300                   12,084

Jeronimo Martins                                                                                    533                    9,530

Portugal Telecom                                                                                  5,695                   63,679

                                                                                                                         192,619

SINGAPORE--.9%

City Developments                                                                                 5,000                   22,694

Creative Technology                                                                               1,000                   24,305

Cycle & Carriage                                                                                  4,000                   11,830

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SINGAPORE (CONTINUED)

DBS                                                                                               6,059                   83,389

DBS Land                                                                                         11,000                   15,590

First Capital                                                                                     9,000                    9,013

Keppel                                                                                            3,500                    8,117

Oversea-Chinese Banking                                                                           5,143                   35,240

Sembcorp Industries                                                                               8,037                    8,472

Singapore Airlines                                                                                7,000                   72,562

Singapore Press                                                                                   1,900                   37,165

Singapore Technology Engineering                                                                 15,000                   21,084

Singapore Telecommunications                                                                     29,000                   41,780

United Overseas Bank                                                                              4,112                   28,658

Venture Manufacturing                                                                             1,000                   11,713

                                                                                                                         431,612

SPAIN--2.7%

ACS                                                                                                 350                    9,722

Acerinox                                                                                            370                   14,768

Altadis                                                                                           2,070                   24,391

Autopistas, Concesionaria Espanola                                                                  695                    6,144

Banco Bilbao Vizcaya                                                                             13,748                  187,928

Banco Santander Cental Hispano                                                                   19,701                  205,927

Corporacion Mapfre                                                                                  900                   13,664

Endesa                                                                                            4,883                  106,174

Fomento de Construcciones y Contratas                                                               231                    4,747

Gas Natural SDG, Cl. E                                                                            1,950                   32,662

Grupo Dragados                                                                                    2,040                   15,616

Iberdrola                                                                                         4,700                   60,435

Portland Valderrivas                                                                                200                    3,864

Repsol-YPF                                                                                        5,940                  121,795

Sociedad General de Aguas de Barcelona                                                              610                    8,961

Sol Melia                                                                                         1,000                   12,248

Telefonica                                                                                       16,049                  358,031

TelePizza                                                                                         1,650                   13,367

Union Electrica Fenosa                                                                            1,100                   21,121

Uralita                                                                                           2,740                   21,574

Vallehermoso                                                                                      2,870                   19,459

                                                                                                                       1,262,598

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

EDEN--3.4%

Atlas Copco, Cl. A                                                                                  300                    7,020

Atlas Copco, Cl. B                                                                                  500                   11,449

Drott, Cl. B                                                                                        600                    5,361

Electrolux, Cl. B                                                                                 1,500                   25,383

Esselte, Cl. B                                                                                    1,845                   11,437

ForeningsSparbanken                                                                               2,475                   36,491

Gambro                                                                                            2,332                   13,544

Hennes & Mauritz, Cl. B                                                                           4,300                  114,308

NetCom, Cl. B                                                                                       400  (a)              28,460

Nordic Baltic                                                                                     8,000                   50,486

OM Gruppen                                                                                          550                   22,852

SAPA                                                                                                500                    9,159

SKF                                                                                                 500                   10,164

SSAB Svenskt Stal, Cl. A                                                                            400                    4,289

SSAB Svenskt Stal, Cl. B                                                                            400                    4,602

Sandvik, Cl. A                                                                                    1,400                   33,776

Sandvik, Cl. B                                                                                      200                    4,781

Securitas, Cl. B                                                                                  1,620                   41,979

Skandia Forsakrings                                                                               2,445                  117,157

Skandinaviska Enskilda Banken, Cl. A                                                              3,120                   34,152

Skanska, Cl. B                                                                                      600                   21,914

Svenska Cellulosa, Cl. B                                                                          1,583                   30,058

Svenska Handelsbanken, Cl. A                                                                      2,700                   35,737

Swedish Match                                                                                     3,700                   11,034

Telefonaktiebolaget LM Ericsson, Cl. B                                                            9,340                  831,451

Volvo, Cl. A                                                                                      1,200                   28,080

Volvo, Cl. B                                                                                      1,250                   30,367

WM-Data, Cl. B                                                                                      335                   11,749

                                                                                                                       1,587,240

SWITZERLAND--5.4%

ABB                                                                                                1519  (a)             170,838

Adecco                                                                                               93                   76,487

Alisuisse Lonza                                                                                      31                   19,676

Credit Suisse                                                                                     1,280                  231,747

Georg Fischer                                                                                        25                    7,185

Holderbank Financiere Glarus                                                                         29                   32,868

Holderbank Financiere Glarus, Cl. B                                                                  17                    5,434

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SWITZERLAND (CONTINUED)

Jelmoli                                                                                              25                    6,502

Kuoni Reisen                                                                                          5                   21,709

Lonza                                                                                                28                   13,736

Moevenpick                                                                                           15                    6,626

Nestle                                                                                              193                  341,017

Novartis                                                                                            337                  471,859

Roche Holding Ag-Genusss                                                                             33                  345,440

Roche Holding (Bearer)                                                                                8                   96,019

SAirGroup                                                                                            60                   10,671

SGS  Societe Generale de Surveillance                                                                 7                   10,904

Schindler (Part. Cert)                                                                                5                    7,146

Schindler (Reg'd)                                                                                     5                    7,164

Schweizerische Rueckversicherungs-Gesellschaft                                                       61                   98,245

Sulzer                                                                                               20                   12,834

Swatch (Bearer)                                                                                      13                   13,963

Swatch (Reg'd)                                                                                      142                   32,106

Swisscom                                                                                            350                  123,685

UBS                                                                                                 969                  237,955

Valora                                                                                               39                   10,155

Zurich Allied                                                                                       243                  103,527

                                                                                                                       2,515,498

UNITED KINGDOM--18.5%

AMEC                                                                                              3,473                    9,620

ARM                                                                                               3,350                   34,336

Abbey National                                                                                    7,049                   80,687

Airtours                                                                                          3,090                   16,367

Allied Zurich                                                                                     7,169                   71,516

Amvescap                                                                                          3,200                   46,493

Anglian Water                                                                                       569                    5,189

Arjo Wiggins Appleton                                                                             3,233                    9,575

AstraZeneca                                                                                       7,999                  336,578

BAA                                                                                               3,878                   25,168

BBA                                                                                               2,533                   15,656

BG                                                                                               15,153                   90,815

BOC                                                                                               1,973                   32,633

BP Amoco                                                                                        101,003                  876,384

Barclays                                                                                          6,565                  168,681


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

Barratt Developments                                                                              2,000                    7,808

Bass                                                                                              3,753                   44,104

Berekeley                                                                                           500                    4,186

Blue Circle Industries                                                                            4,421                   29,782

Boots                                                                                             3,119                   24,269

British Aerospace                                                                                13,583                   83,744

British Airways                                                                                   3,150                   16,402

British America Tobacco                                                                           8,249                   50,115

British Land                                                                                      2,700                   18,072

British Sky Broadcasting                                                                          8,276                  203,967

British Telecommunications                                                                       28,643                  515,885

Bunzl                                                                                             1,523                    6,899

Burmah Castrol                                                                                      686                   16,961

CGU                                                                                               5,247                   75,413

Cadbury Schweppes                                                                                10,476                   71,965

Canary Wharf Finance                                                                              2,500                   13,692

Capita                                                                                            1,000                   25,772

Carillion                                                                                           894                    1,371

Carlton Communications                                                                            2,326                   28,171

Celltech                                                                                          1,220                   20,043

Centrica                                                                                         15,265                   54,462

Compass                                                                                           2,425                   34,569

Corus                                                                                            13,280                   17,871

De La Rue                                                                                           850                    3,734

Diageo                                                                                           14,995                  121,896

Dixons                                                                                            8,293                   34,000

Electrocomponents                                                                                 1,300                   13,121

EMI                                                                                               3,700                   35,607

FKI                                                                                               3,110                   11,843

GKN                                                                                               2,600                   36,128

Glaxo Wellcome                                                                                   16,154                  500,753

Granada                                                                                           7,133                   69,872

Great Portland Estates                                                                            5,000                   16,422

Great Universal Stores                                                                            3,800                   23,042

HSBC                                                                                             37,609                  418,428

Halifax                                                                                           9,785                   91,716

Hammerson                                                                                         3,200                   21,027

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

Hanson                                                                                            3,367                   24,868

Hays                                                                                              6,570                   45,364

Hepworth                                                                                          1,500                    4,108

Hilton                                                                                            6,299                   26,564

Imperial Chemical Industries                                                                      3,842                   33,066

Invensys                                                                                         14,267                   68,649

Johnson Matthey                                                                                   2,000                   25,804

Kingfisher                                                                                        5,624                   46,268

LASMO                                                                                             6,000                   10,117

Land Securities                                                                                   2,050                   24,845

Legal & General                                                                                  22,140                   58,030

Lloyds TSB                                                                                       25,702                  252,572

Logica                                                                                            1,735                   52,534

London Bridge Software                                                                              180                    9,847

MEPC                                                                                              1,735                   11,796

Marconi                                                                                          12,283                  154,052

Marks & Spencer                                                                                  13,845                   50,858

Meyer International                                                                               2,929                   23,375

Misys                                                                                             2,011                   23,066

National Grid                                                                                     5,385                   44,450

National Power                                                                                    6,403                   29,157

Nycomed Amersham                                                                                  2,590                   19,890

Ocean                                                                                               360                    6,923

Pearson                                                                                           2,550                   88,224

Peninsular and Oriental Steam Navigation                                                          2,373                   23,542

Pilkington                                                                                        3,902                    4,305

Provident Financial                                                                               1,800                   15,450

Prudential                                                                                        8,700                  134,232

Psion                                                                                               300                   18,013

RMC                                                                                               1,500                   18,203

Racal Electronic                                                                                  1,800                   12,324

Railtrack                                                                                         2,053                   26,118

Rank                                                                                              2,061                    4,733

Reed International                                                                                6,090                   42,359

Rentokil International                                                                           11,600                   31,902

Reuters                                                                                           6,043                  108,650


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

Rio Tinto                                                                                         4,400                   68,507

Rolls-Royce                                                                                          59                      220

Royal Bank Of Scotland                                                                           13,444                  209,635

SEMA                                                                                              1,680                   27,130

Sage                                                                                              6,725                   74,822

Sainsbury (J.)                                                                                    8,650                   45,479

Schroders                                                                                           975                   14,906

Scottish Power                                                                                    8,837                   71,111

Slough Estates                                                                                    1,200                    6,666

Smith & Nephew                                                                                    5,500                   15,916

SmithKline Beecham                                                                               24,157                  332,081

Smiths Industries                                                                                 1,650                   19,326

Stagecoach                                                                                        3,826                    3,772

TI                                                                                                2,000                   10,914

Tate & Lyle                                                                                       2,500                    8,861

Tesco                                                                                            26,037                   89,227

Thames Water                                                                                      1,219                   15,450

3I                                                                                              3I2,700                   54,460

Unigate                                                                                           4,284                   19,088

Unilever                                                                                         14,233                   85,802

United Utilities                                                                                  3,390                   32,623

Vodafone AirTouch                                                                               270,183                1,245,094

WPP                                                                                               3,180                   51,453

Williams                                                                                          4,150                   23,541

Wimpey (George)                                                                                   4,000                    7,198

Wolseley                                                                                          2,383                   13,125

                                                                                                                       8,703,475

TOTAL COMMON STOCKS

   (cost $36,321,797)                                                                                                 43,873,054
------------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS--.5%
--------------------------------------------------------------------------------

AUSTRALIA--.2%

News                                                                                             10,367                  111,425

GERMANY--.3%

MAN                                                                                                 250                    4,875

Metro                                                                                               185                    3,894

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

PREFERRED STOCKS (CONTINUED)                            Shares  Value ($)
--------------------------------------------------------------------------------

GERMANY (CONTINUED)

RWE                                                                                                 214                    5,636

SAP                                                                                                 181                  106,719

Volkswagen                                                                                          790                   17,422

                                                                                                                         138,546

TOTAL PREFERRED STOCK

   (cost $203,079)                                                                                                       249,971
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
SHORT-TERM INVESTMENTS--4.2%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS:

   5.695%, 6/15/2000                                                                            200,000  (b)             198,654

   5.65%, 7/13/2000                                                                           1,786,000                1,765,675

TOTAL SHORT-TERM INVESTMENTS

   (cost $1,964,316)                                                                                                   1,964,329
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $38,489,192)                                                              98.1%               46,087,354

CASH AND RECIEVABLES (NET)                                                                         1.9%                  906,231

NET ASSETS                                                                                       100.0%               46,993,585

(A) NON-INCOME PRODUCING.

(B) HELD BY THE CUSTODIAN IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

April 30, 2000 (Unaudited)

                                                                                                       Unrealized

                                                            Market Value                             Appreciation

                                                                 Covered                           (Depreciation)

                                             Contracts  by Contracts ($)       Expiration       at 4/30/2000 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG:

CAC 40                                              6            364,664        June 2000                 3,227

DAX 30                                              3            531,249        June 2000               (14,604)

Financial Times 100                                 9            904,071        June 2000               (23,300)

Nikkei 300                                         34          1,020,153        June 2000                34,883

                                                                                                            206

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000 (Unaudited)

                                                               Cost       Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  38,489,192  46,087,354

Cash                                                                    520,414

Cash denominated in foreign currencies                      260,377     255,473

Receivable for investment securities sold                               174,513

Dividends receivable                                                    146,573

Receivable for shares of Common Stock subscribed                         70,767

Receivable for futures variation margin--Note 4(a)                       60,049

                                                                     47,315,143
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            23,028

Payable for shares of Common Stock redeemed                             172,591

Payable for investment securities purchased                              65,447

Net unrealized (depreciation) on forward currency exchange
    contracts--Note 4(a)                                                 60,492

                                                                        321,558
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       46,993,585
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      38,970,109

Accumulated undistributed investment income--net                        131,396

Accumulated net realized gain (loss) on investments                     365,873

Accumulated net unrealized appreciation (depreciation)
   on investments and foreign currency transactions
   (including $206 net unrealized appreciation on
   financial futures)                                                 7,526,207
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       46,993,585
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 MILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED)       2,990,916

NET ASSET VALUE, offering and redemption
  price per share--Note 3(c) ($)
                                                                          15.71

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended April 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $31,066 foreign taxes withheld at source)       247,407

Interest                                                                67,849

TOTAL INCOME                                                           315,256

EXPENSES:

Management fee--Note 3(a)                                               74,292

Shareholder servicing costs--Note 3(b)                                  53,065

TOTAL EXPENSES                                                         127,357

INVESTMENT INCOME--NET                                                 187,899
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments and foreign currency transactions
                                                                       531,043

Net realized gain (loss) on forward currency exchange contracts       (151,758)

Net realized gain (loss) on financial futures                          243,421

NET REALIZED GAIN (LOSS)                                               622,706

Net unrealized appreciation (depreciation) on investments
  and foreign currency transactions [including ($41,495)
  net unrealized (depreciation) on financial futures)                1,429,535

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               2,052,241

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 2,240,140

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                           April 30, 2000           Year Ended

                                              (Unaudited)     October 31, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            187,899              402,537

Net realized gain (loss) on investments           622,706               53,471

Net unrealized appreication (depreciation)
   on investments                               1,429,535            5,855,033

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                    2,240,140            6,311,041
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                           (454,249)            (187,311)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  37,716,219           16,784,134

Dividends reinvested                              421,080              172,143

Cost of shares redeemed                       (30,433,881)         (10,462,407)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                   7,703,418            6,493,870

TOTAL INCREASE (DECREASE) IN NET ASSETS         9,489,309           12,617,600
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            37,504,276           24,886,676

END OF PERIOD                                  46,993,585           37,504,276

Undistributed investment income--net              131,396              397,746
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     2,359,912            1,206,253

Shares issued for dividends reinvested             26,138               13,031

Shares redeemed                               (1,904,457)            (740,920)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     481,593              478,364

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                  Six Months Ended
                                                                   April 30, 2000      Year Ended October 31,
                                                                                     --------------------------

                                                                    (Unaudited)    1999      1998          1997(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                   14.95      12.25      11.27     12.50

Investment Operations:

Investment income--net                                                   .07(b)     .17(b)     .12       .07

Net realized and unrealized gain (loss)
   on investments                                                        .87       2.62        .96     (1.30)

Total from Investment Operations                                         .94       2.79       1.08     (1.23)

Distributions:

Dividends from investment income--net                                   (.18)      (.09)      (.10)       --

Net asset value, end of period                                         15.71      14.95      12.25     11.27
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                        6.26(c)   22.87       9.68     (9.84)(c)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                  .30(c)     .60        .60       .20(c)

Ratio of net investment income
   to average net assets                                                 .44(c)    1.27       1.32       .32(c)

Portfolio Turnover Rate                                                13.81(c)    9.01      22.62       .16(c)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                 46,994     37,504     24,887     9,246

(A) FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus International Stock Index Fund (the "fund" ) is a separate non-diversified series of Dreyfus Index Fund, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the net dividend and total return performance of equity securities of international issuers in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia, Far East (Free) Index. The Dreyfus Corporation ("Dreyfus") serves as the fund' s investment advisor. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.


(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gain and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests
of   its   shareholders,  by  complying  with  the  applicable  provi  The  Fun

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

sions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $856,000 available for Federal income tax purposes, to be applied against future net securities profits, if any, realized subsequent to October 31, 1999. A portion of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund's merger with Dreyfus International Equity Allocation Fund. If not applied, $603,000 of the carryover expires in fiscal 2000, $27,000 expires in fiscal 2002, $58,000 expires in fiscal 2005 and $168,000 expires in fiscal 2006.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2000, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .35 of 1% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fees in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Board members (including counsel fees) . Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group" ). Effective April 25, 2000, each Board member receives an annual fee of $25,000 and a fee of $4,000 for each meeting held in person and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund' s Director Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieved emeritus status. Prior to April 25, 2000, each Board member received an annual fee of $2,500 and an attendance fee of $500 per meeting and was reimbursed for travel and out-of-pocket expenses. The Chairman of the Board received an additional 25% of such compensation (with the exception of reimburseable amounts). These fees and expenses were charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to Dreyfus were in fact paid directly by Dreyfus to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the distributor for the provision of certain services, a fee at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2000, the fund was charged $53,065 pursuant to the Shareholder Services Plan of which $12,713 was paid to DSC.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(c) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund's Exchange privilege.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended April 30, 2000, amounted to $12,636,400 and $5,472,592, respectively.

The following summarizes open forward currency exchange contracts at April 30, 2000:

                                                                  Foreign                                     Unrealized

                                                                 Currency                                   Appreciation

Forward Currency Exchange Contracts                               Amounts    Cost ($)     Value ($)   (Depreciation) ($)
------------------------------------------------------------------------------------------------------------------------------------

PURCHASES:

British Pounds, expiring 6/30/00                                  523,290     828,985       819,217            (9,768)

Euro Dollars, expiring 12/20/99                                   903,307     856,156       826,416           (29,740)

Japanese Yen, expiring 12/20/99                                86,262,000     829,505       806,614           (22,891)

SALES:                                                                        PROCEEDS ($)

British Pounds, expiring 5/3/00                                    77,858     122,900       121,831             1,069

Euro Dollars, expiring 5/4/00                                          97         154           153                 1

Japanese Yen, expiring 5/31/00                                     48,376      44,922        44,085               837

TOTAL                                                                                                         (60,492)

The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dated. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward
contract   is   opened   and   the   date   the  forward  contract  is  closed.

The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 2000, are set forth in the Statement of Financial Futures.

(b) At April 30, 2000, accumulated net unrealized appreciation on investments, forward currency exchange contracts and financial futures was $7,537,876, consisting of $10,949,309 gross unrealized appreciation and $3,411,433 gross unrealized depreciation.

At April 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

                                                           For More Information

                        Dreyfus International
                        Stock Index Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                   079SA004